MassMutual Short-Duration Bond Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 87.1%

CORPORATE DEBT — 45.8%
Aerospace & Defense — 0.5%
Boeing Co.
6.298% 5/01/29 (a)	$860,000	$872,092
Agriculture — 0.2%
Imperial Brands Finance PLC
5.500% 2/01/30 (a) (f)	307,000	304,136
Auto Manufacturers — 1.2%
General Motors Financial Co., Inc.
5.800% 1/07/29	480,000	484,272
Hyundai Capital America
6.100% 9/21/28 (a)	550,000	564,778
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	1,095,000	1,002,606
		2,051,656
Banks — 10.9%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,585,000	1,562,922
ABQ Finance Ltd.
2.000% 7/06/26 (a)	1,200,000	1,116,000
Bank Negara Indonesia Persero Tbk. PT
5.280% 4/05/29 (a)	500,000	495,880
Bank of America Corp. 1 day USD SOFR + 0.960%
1.734% VRN 7/22/27	975,000	903,752
Barclays PLC
5.200% 5/12/26	440,000	434,949
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30	445,000	446,193
BNP Paribas SA 1 day USD SOFR + 1.590%
5.497% VRN 5/20/30 (a)	274,000	272,911
BPCE SA
5.281% 5/30/29 (a)	430,000	428,365
Cooperatieve Rabobank UA 1 yr. CMT + 1.120%
5.447% VRN 3/05/30 (a)	445,000	445,027
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a)	596,000	612,106
Danske Bank AS 1 yr. CMT + 0.730%
1.549% VRN 9/10/27 (a)	1,200,000	1,101,912
Deutsche Bank AG 1 day USD SOFR + 1.219%
2.311% VRN 11/16/27	715,000	660,136
Discover Bank 5 yr. USD SOFR ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	625,000	624,212
HDFC Bank Ltd.
5.196% 2/15/27 (a)	500,000	496,810
Huntington Bancshares, Inc. 1 day USD SOFR + 2.020%
6.208% VRN 8/21/29	560,000	571,778

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ING Groep NV 1 day USD SOFR + 1.440%
5.335% VRN 3/19/30	$445,000	$443,260
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522%
4.203% VRN 7/23/29	600,000	577,416
Lloyds Banking Group PLC 1 yr. CMT + 1.700%
5.871% VRN 3/06/29	775,000	785,723
Macquarie Group Ltd. 1 day USD SOFR + 1.069%
1.340% VRN 1/12/27 (a)	1,050,000	982,851
Morgan Stanley 1 day USD SOFR + 1.630%
5.449% VRN 7/20/29	1,135,000	1,142,001
Societe Generale SA 1 yr. CMT + 1.300%
2.797% VRN 1/19/28 (a)	1,200,000	1,107,333
Swedbank AB
5.407% 3/14/29 (a)	445,000	445,164
Synovus Bank
5.625% 2/15/28	653,000	630,930
Truist Financial Corp. 1 day USD SOFR + 2.446%
7.161% VRN 10/30/29	515,000	546,860
UBS Group AG 1 yr. CMT + 1.080%
1.364% VRN 1/30/27 (a)	875,000	817,150
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29	570,000	575,171
		18,226,812
Chemicals — 1.7%
Celanese US Holdings LLC
6.165% 7/15/27	425,000	431,339
6.350% 11/15/28	560,000	575,389
MEGlobal Canada ULC
5.000% 5/18/25 (a)	1,050,000	1,039,106
Yara International ASA
4.750% 6/01/28 (a)	900,000	876,823
		2,922,657
Commercial Services — 1.2%
Element Fleet Management Corp.
5.643% 3/13/27 (a)	534,000	535,288
Triton Container International Ltd.
2.050% 4/15/26 (a)	1,500,000	1,398,304
		1,933,592
Computers — 0.4%
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	213,000	215,443
Kyndryl Holdings, Inc.
2.700% 10/15/28	475,000	422,315
		637,758
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	450,000	419,775
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	450,000	437,080
5.750% 11/15/29 (a)	430,000	427,378
BGC Group, Inc.
4.375% 12/15/25	1,340,000	1,304,061

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	$113,000	$114,911
REC Ltd.
2.250% 9/01/26 (a)	800,000	744,216
		3,447,421
Electric — 2.5%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	500,000	473,661
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	1,630,000	1,508,468
DTE Energy Co.
5.100% 3/01/29	455,000	451,277
Enel Finance International NV
5.125% 6/26/29 (a)	425,000	418,373
Engie SA
5.250% 4/10/29 (a)	870,000	867,382
Pacific Gas & Electric Co.
5.550% 5/15/29	405,000	405,911
		4,125,072
Engineering & Construction — 0.1%
MasTec, Inc.
5.900% 6/15/29	208,000	208,877
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.054% 3/15/29	750,000	692,620
Food — 1.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.500% 1/15/27	1,425,000	1,325,888
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	995,000	957,835
		2,283,723
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.050% 4/15/28	250,000	253,003
Home Furnishing — 0.3%
LG Electronics, Inc.
5.625% 4/24/27 (a)	250,000	251,255
5.625% 4/24/29 (a)	288,000	291,243
		542,498
Housewares — 0.5%
Newell Brands, Inc.
6.375% 9/15/27 (b)	780,000	769,194
Insurance — 3.5%
Athene Global Funding
1.730% 10/02/26 (a)	935,000	859,039
CNO Global Funding
2.650% 1/06/29 (a)	525,000	459,616

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GA Global Funding Trust
5.500% 1/08/29 (a)	$890,000	$890,007
Lincoln National Corp., (Acquired 4/19/23, Cost $731,429),
3.800% 3/01/28 (c)	825,000	788,494
RGA Global Funding
5.448% 5/24/29 (a)	538,000	539,272
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	2,365,000	2,284,707
		5,821,135
Internet — 0.7%
Prosus NV
3.257% 1/19/27 (a)	1,250,000	1,169,896
Investment Companies — 4.8%
Antares Holdings LP
2.750% 1/15/27 (a)	485,000	440,613
3.950% 7/15/26 (a)	880,000	831,920
Ares Capital Corp.
3.875% 1/15/26	435,000	420,005
5.950% 7/15/29	430,000	422,716
Ares Strategic Income Fund
6.350% 8/15/29 (a)	770,000	763,674
Blackstone Private Credit Fund
2.625% 12/15/26	1,325,000	1,211,784
Blackstone Secured Lending Fund
5.875% 11/15/27	195,000	193,583
Blue Owl Credit Income Corp.
4.700% 2/08/27	1,015,000	965,854
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	881,000	861,883
Golub Capital BDC, Inc.
2.500% 8/24/26	1,115,000	1,025,629
HPS Corporate Lending Fund
6.250% 9/30/29 (a) (b)	425,000	420,259
6.750% 1/30/29 (a)	522,000	525,837
		8,083,757
Lodging — 0.1%
Las Vegas Sands Corp.
6.000% 8/15/29	235,000	236,213
Machinery - Construction & Mining — 0.6%
Weir Group PLC
2.200% 5/13/26 (a)	1,036,000	972,347
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	575,000	552,084
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	575,000	491,442
Paramount Global
3.700% 6/01/28	950,000	856,636
		1,900,162

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 0.9%
Parkland Corp.
5.875% 7/15/27 (a)	$455,000	$449,034
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,220,000	1,148,902
		1,597,936
Packaging & Containers — 0.3%
Smurfit Kappa Treasury ULC
5.200% 1/15/30 (a)	440,000	437,739
Pharmaceuticals — 1.5%
Bayer US Finance II LLC
4.375% 12/15/28 (a)	525,000	498,566
Hikma Finance USA LLC
3.250% 7/09/25 (a)	1,150,000	1,114,090
Viatris, Inc.
2.300% 6/22/27	980,000	894,693
		2,507,349
Pipelines — 1.0%
Enbridge, Inc.
5.300% 4/05/29	435,000	435,701
EnLink Midstream Partners LP
4.850% 7/15/26	450,000	441,636
EQM Midstream Partners LP
5.500% 7/15/28	450,000	443,135
Harvest Midstream I LP
7.500% 9/01/28 (a)	391,000	397,256
		1,717,728
Real Estate — 0.6%
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	1,025,000	1,010,110
Real Estate Investment Trusts (REITS) — 4.7%
CubeSmart LP
2.250% 12/15/28	650,000	572,336
EPR Properties
4.500% 6/01/27	900,000	860,907
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,125,000	985,653
GLP Capital LP/GLP Financing II, Inc.
5.375% 4/15/26	570,000	565,346
Omega Healthcare Investors, Inc.
4.750% 1/15/28	989,000	956,953
Piedmont Operating Partnership LP
9.250% 7/20/28	800,000	853,492
Store Capital LLC
4.500% 3/15/28	475,000	452,079
Sun Communities Operating LP
5.500% 1/15/29	430,000	430,115
VICI Properties LP/VICI Note Co., Inc.
3.750% 2/15/27 (a)	600,000	569,872
Vornado Realty LP
2.150% 6/01/26	1,200,000	1,106,734

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WEA Finance LLC
3.500% 6/15/29 (a)	$500,000	$448,506
		7,801,993
Retail — 0.2%
Advance Auto Parts, Inc.
5.900% 3/09/26	343,000	343,039
Savings & Loans — 0.2%
Nationwide Building Society
4.000% 9/14/26 (a)	297,000	285,401
Semiconductors — 0.2%
SK Hynix, Inc.
5.500% 1/16/27 (a)	300,000	299,154
Software — 0.1%
Take-Two Interactive Software, Inc.
5.400% 6/12/29	119,000	119,681
Telecommunications — 1.1%
Sprint Capital Corp.
6.875% 11/15/28	650,000	689,066
Tower Bersama Infrastructure Tbk. PT
4.250% 1/21/25 (a)	1,100,000	1,089,660
		1,778,726
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	1,338,000	1,226,508

TOTAL CORPORATE DEBT (Cost $78,311,971)		76,579,985

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.3%
Automobile Asset-Backed Securities — 0.6%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	328,843
Westlake Automobile Receivables Trust, Series 2022-2A, Class D
5.480% 9/15/27 (a)	700,000	693,748
		1,022,591
Commercial Mortgage-Backed Securities — 3.5%
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CMP,
4.024% VRN 11/05/32 (a) (d)	2,280,000	2,063,244
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	577,448	539,172
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (d)	1,015,000	611,162
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 7.644% FRN 1/15/36 (a)	2,106,000	1,937,100

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 8.194% FRN 1/15/36 (a)	$760,000	$642,614
		5,793,292
Home Equity Asset-Backed Securities — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.358% FRN 10/25/34	53,768	49,972
Other Asset-Backed Securities — 19.0%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
5.643% FRN 9/15/41 (a)	31,231	30,865
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812%
7.136% FRN 10/20/31 (a)	2,352,000	2,353,047
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD Term SOFR + 1.812%
7.136% FRN 10/20/31 (a)	3,700,000	3,704,914
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,347,350
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	558,885	533,620
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
6.929% FRN 10/15/31 (a)	1,000,000	1,000,796
Canyon Capital CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.442%
6.770% FRN 7/15/34 (a)	900,000	900,958
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	481,091
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD Term SOFR + 1.242%
6.566% FRN 4/20/31 (a)	743,380	744,027
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	1,154,841	1,098,598
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380%
6.661% FRN 5/20/36 (a)	1,000,000	1,001,531
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,867,789	1,578,485
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	694,835	622,218
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,514,236	1,367,291
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	508,913	438,444
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	100,855	87,975
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	246,580	223,118
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	162,496	150,061
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	81,945	73,289
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	654,337	607,899
Hilton Grand Vacations Trust, Series 2019-AA, Class C
2.840% 7/25/33 (a)	508,024	482,374
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B
4.458% 11/15/39 (a)	1,757,143	931,282
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	524,896	482,153
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	85,486	81,857

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422%
6.750% FRN 7/15/34 (a)	$500,000	$500,518
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class BR, 3 mo. USD Term SOFR + 1.762%
7.088% FRN 4/19/30 (a)	500,000	500,564
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
6.985% FRN 7/25/30 (a)	1,375,000	1,376,037
Oxford Finance Funding LLC, Series 2020-1A, Class B
4.037% 2/15/28 (a)	339,904	334,520
PFS Financing Corp., Series 2022-A, Class B
2.770% 2/15/27 (a)	800,000	781,506
PVONE 2023-1, LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	840,527	843,056
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350%
6.675% FRN 7/15/37 (a)	1,000,000	1,000,073
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	125,091	121,659
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	4,048,000	4,036,803
		31,817,979
Student Loans Asset-Backed Securities — 5.6%
Chase Education Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.482%
5.835% FRN 3/28/68	307,986	286,920
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764%
7.110% FRN 11/26/46 (a)	310,188	312,642
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	219,039	179,525
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	77,372
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	64,963
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	32,290
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	131,444
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	214,648	194,050
Goal Structured Solutions Trust, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
6.938% FRN 9/25/43 (a)	100,000	88,798
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	1,210,820	1,134,442
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	664,389
Nelnet Student Loan Trust, Series 2018-5A, Class B, 1 mo. USD Term SOFR + 1.564%
6.910% FRN 2/25/67 (a)	1,000,000	943,994
SLM Student Loan Trust
Series 2005-4, Class B, 90 day USD SOFR Average + 0.442% 5.790% FRN 7/25/55	415,949	390,349
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.820% FRN 10/25/40	388,896	364,940
Series 2005-5, Class B, 90 day USD SOFR Average + 0.512% 5.860% FRN 10/25/40	448,079	410,921
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.920% FRN 1/25/55	303,083	287,649
Series 2004-1 Class B, 90 day USD SOFR Average + 0.762% 6.110% FRN 7/25/39	268,920	256,992

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2003-4, Class B, 90 day USD SOFR Average + 0.912% 6.264% FRN 6/15/38	$170,100	$161,899
SMB Private Education Loan Trust
Series 2016-C, Class A2B, 1 mo. USD Term SOFR + 1.214% 6.543% FRN 9/15/34 (a)	15,829	15,812
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 6.983% FRN 9/15/53 (a)	917,984	930,551
SoFi Alternative Trust, Series 2019-C, Class PT,
5.370% VRN 1/25/45 (a) (d)	1,443,171	1,390,097
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX
4.110% 6/15/48 (a)	870,000	771,886
Wachovia Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.562%
5.910% FRN 10/25/40	257,395	222,601
		9,314,526
Whole Loan Collateral Collateralized Mortgage Obligations — 12.6%
Angel Oak Mortgage Trust, Series 2021-3, Class M1,
2.479% VRN 5/25/66 (a) (d)	6,583,000	4,660,233
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.457% VRN 8/25/34 (d)	4,716	4,661
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (d)	7,095,350	4,833,788
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2,
5.759% VRN 2/25/34 (d)	33,569	31,527
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class M1,
3.207% VRN 1/26/60 (a) (d)	2,252,000	1,961,551
OBX Trust, Series 2021-NQM1, Class M1,
2.219% VRN 2/25/66 (a) (d)	2,501,000	1,681,958
TRK Trust, Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (d)	1,222,000	900,632
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (d)	2,247,000	1,681,805
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	2,129,000	1,964,961
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	3,602,000	3,302,876
		21,023,992

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,385,958)		69,022,352

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.160% 6.377% 3/01/37	46,316	46,631

TOTAL BONDS & NOTES (Cost $157,745,128)		145,648,968

TOTAL LONG-TERM INVESTMENTS (Cost $157,745,128)		145,648,968

SHORT-TERM INVESTMENTS — 11.2%
Commercial Paper — 8.3%
Avangrid, Inc.
5.705% 7/01/24 (a)	2,000,000	1,999,068

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
EIDP, Inc.
5.753% 12/02/24 (a)	$2,000,000	$1,952,766
NextEra Energy Capital Holdings, Inc.
5.703% 7/09/24 (a)	4,000,000	3,993,330
Parker-Hannifin Corp.
5.546% 7/23/24 (a)	2,000,000	1,992,349
Penske Truck Leasing Co. LP
5.710% 9/16/24	3,000,000	2,962,289
VW Credit, Inc.
5.649% 7/25/24 (a)	1,000,000	995,843
		13,895,645

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	437,550	437,550

	Principal Amount
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (h)	$4,334,541	4,334,541

TOTAL SHORT-TERM INVESTMENTS (Cost $18,669,844)		18,667,736

TOTAL INVESTMENTS — 98.3% (Cost $176,414,972) (i)		164,316,704

Other Assets/(Liabilities) — 1.7%		2,769,992

NET ASSETS — 100.0%		$167,086,696

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
DAC	Designated Activity Company
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $118,672,833 or 71.02% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $1,191,718 or 0.71% of net assets. The Fund received $781,005 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $788,494 or 0.47% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $4,335,119. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $4,421,251.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/24	469	$95,525,674	$252,920
Short
U.S. Treasury Long Bond	9/19/24	24	$(2,836,337)	$(3,163)
U.S. Treasury Ultra 10 Year	9/19/24	117	(13,166,008)	(117,148)
U.S. Treasury Ultra Bond	9/19/24	1	(123,950)	(1,394)
U.S. Treasury Note 5 Year	9/30/24	357	(37,782,274)	(266,117)
				$(387,822)

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 87.2%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.4%
Automobile Asset-Backed Securities — 15.1%
American Credit Acceptance Receivables Trust, Series 2021-2, Class E
2.540% 7/13/27 (a)	$4,700,000	$4,581,392
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2
5.542% 10/27/31 (a)	1,808,953	1,802,117
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	986,125	930,531
Drive Auto Receivables Trust
Series 2021-1, Class D, 1.450% 1/16/29	4,669,177	4,557,023
Series 2021-3, Class C, 1.470% 1/15/27	1,682,297	1,663,120
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	2,100,000	2,018,310
Series 2020-3A, Class E, 3.440% 8/17/26 (a)	3,700,000	3,631,950
Series 2020-2A, Class D, 4.730% 4/15/26 (a)	269,097	268,910
Series 2023-5A, Class A2, 6.200% 4/15/26	501,064	501,454
Flagship Credit Auto Trust, Series 2021-2, Class C
1.270% 6/15/27 (a)	5,835,000	5,659,030
Ford Credit Auto Owner Trust, Series 2018-1, Class C
3.490% 7/15/31 (a)	3,500,000	3,450,194
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,051,896
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.350% 7/15/27	3,683,235	3,588,611
Westlake Automobile Receivables Trust
Series 2020-3A, Class D, 1.650% 2/17/26 (a)	954,437	950,114
Series 2023-4A, Class A2, 6.230% 1/15/27 (a)	1,742,707	1,745,537
		36,400,189
Commercial Mortgage-Backed Securities — 4.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797%
7.126% FRN 7/15/35 (a)	1,150,000	1,142,987
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047%
7.376% FRN 12/15/37 (a)	250,836	250,444
CARS-DB4 LP, Series 2020-1A, Class A1
2.690% 2/15/50 (a)	1,258,158	1,229,593
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	2,457,000	2,199,964
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 7.694% FRN 7/15/38 (a)	1,180,133	1,177,552
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 9.144% FRN 7/15/38 (a)	1,634,030	1,627,902
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
7.643% FRN 2/15/39 (a)	900,000	810,380

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335%
7.680% FRN 5/25/38 (a)	$2,399,259	$2,403,490
		10,842,312
Home Equity Asset-Backed Securities — 1.2%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
6.075% FRN 4/25/36	1,029,938	1,004,441
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
5.720% FRN 3/25/37	197,809	192,713
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,587,745	1,554,663
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 5.630% FRN 1/25/37	102,002	100,649
Series 2006-WF1, Class M4, 1 mo. USD Term SOFR + 0.759% 6.105% FRN 2/25/36	11,107	11,097
		2,863,563
Other Asset-Backed Securities — 24.0%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
5.643% FRN 9/15/41 (a)	33,573	33,180
ACHV ABS Trust, Series 2024-1PL, Class A
5.900% 4/25/31 (a)	1,596,361	1,598,208
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	75,365	75,197
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	167,345	164,652
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	104,423	103,747
Series 2023-A, Class 1A, 6.610% 1/18/28 (a)	10,710,000	10,753,304
Series 2023-X1, Class A, 7.110% 11/15/28 (a)	3,279,873	3,291,856
Series 2023-X1, Class B, 7.770% 11/15/28 (a)	2,250,000	2,277,254
Alterna Funding, LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a) (b) (c)	2,300,000	2,303,515
Series 2024-1A, Class B, 7.136% 5/16/39 (a) (b) (c)	1,370,000	1,370,000
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	340,434	335,176
Series 2021-A, Class A, 1.420% 11/17/33 (a)	1,759,891	1,685,128
Series 2022-C, Class A, 5.320% 10/17/35 (a)	1,143,652	1,140,474
Series 2023-A, Class A, 5.550% 4/17/36 (a)	2,258,901	2,246,240
Conn's Receivables Funding LLC, Series 2024-A, Class A
7.050% 1/16/29 (a)	1,571,397	1,573,416
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	321,623	317,154
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	192,199	189,298
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	2,294,375	2,105,476
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	891,860	876,514
Marlette Funding Trust, Series 2023-2A, Class A
6.040% 6/15/33 (a)	443,024	443,197
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	608,253	580,005
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	279,869	279,027

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	$103,286	$99,508
Oxford Finance Funding LLC, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	3,849,115	3,788,985
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A
6.278% 10/15/31 (a)	2,200,000	2,201,653
Pagaya AI Debt Trust, Series 2022-1, Class A
2.030% 10/15/29 (a)	814,909	811,763
PFS Financing Corp.
Series 2021-B, Class B, 1.090% 8/15/26 (a)	1,878,000	1,865,488
Series 2022-A, Class B, 2.770% 2/15/27 (a)	1,100,000	1,074,571
PVONE 2023-1, LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	985,709	988,675
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	3,257,719	3,245,272
Reach ABS Trust, Series 2024-1A, Class A
6.300% 2/18/31 (a)	1,055,527	1,058,171
Reach Financial LLC, Series 2023-1A, Class A
7.050% 2/18/31 (a)	1,712,993	1,717,570
SBA Tower Trust
2.836% 1/15/50 (a)	1,375,000	1,350,850
Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	3,200,000	3,181,796
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	336,803	331,924
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	296,124	295,321
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	303,801	299,123
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	1,800,000	1,795,021
		57,847,709
Student Loans Asset-Backed Securities — 5.9%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	127,716	95,918
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	8,365
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 6.360% FRN 1/25/47 (a)	134,724	130,048
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD Term SOFR + 0.864%
6.210% FRN 8/25/42 (a)	190,864	189,833
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612%
5.960% FRN 6/28/39 (a)	158,066	141,767
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	47,069	45,632
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	3,896,328	3,444,333
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	819,847	754,450
Navient Student Loan Trust, Series 2016-7A, Class A, 30 day USD SOFR Average + 1.264%
6.600% FRN 3/25/66 (a)	998,953	1,002,116
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 5.785% FRN 3/23/37	523,365	505,552
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.810% FRN 1/25/38	269,434	230,297
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.865% FRN 6/25/41	112,706	101,453

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.960% FRN 10/25/40	$545,845	$530,703
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.950% FRN 6/25/41 (a)	295,000	285,655
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 5.844% FRN 12/15/39	165,185	148,025
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 5.894% FRN 3/15/40	531,281	483,268
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.810% FRN 1/25/70	117,536	109,746
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.820% FRN 10/25/40	200,789	188,420
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.830% FRN 1/25/41	208,602	194,787
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.920% FRN 1/25/55	181,850	172,589
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 6.080% FRN 10/25/64	114,888	108,561
SMB Asset-Backed Repackaging Trust, Series 2024-R1, Class M
6.000% 9/15/54 (a)	4,108,740	4,057,541
SMB Private Education Loan Trust, Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984%
6.313% FRN 7/15/36 (a)	565,432	561,206
SoFi Alternative Trust, Series 2019-C, Class PT,
5.370% VRN 1/25/45 (a) (d)	364,898	351,479
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	451,103	437,168
		14,278,912
Whole Loan Collateral Collateralized Mortgage Obligations — 6.7%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a) (d)	1,920,514	1,775,598
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (d)	472,313	443,056
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (d)	276,655	268,483
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
5.500% FRN 8/25/49 (a)	635,077	607,857
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (d)	7,268,623	6,342,155
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (d)	307,931	284,161
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
5.620% FRN 11/25/36	216,000	211,417
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (d)	567,433	450,434
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 6.410% FRN 2/25/60 (a)	259,882	249,332
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (d)	731,979	632,932
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (d)	2,827,403	2,470,402
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (d)	1,000,000	847,451

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (d)	$858,798	$827,758
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (d)	806,915	683,116
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (d)	166,415	163,211
		16,257,363

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $140,791,131)		138,490,048

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 10.5%
Whole Loans — 10.5%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + 0.800% 6.135% FRN 10/25/41 (a)	2,087,583	2,088,310
Series 2021-HQA3, Class M1, 30 day USD SOFR Average + 0.850% 6.185% FRN 9/25/41 (a)	6,168,289	6,155,369
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 6.185% FRN 11/25/41 (a)	1,223,362	1,223,117
Series 2022-DNA1, Class M1A, 30 day USD SOFR Average + 1.000% 6.335% FRN 1/25/42 (a)	472,023	472,256
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 6.635% FRN 2/25/42 (a)	1,861,874	1,868,934
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 7.150% FRN 1/25/50 (a)	490,703	493,558
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 7.335% FRN 4/25/42 (a)	2,255,912	2,285,767
Series 2018-DNA3, Class M2A, 30 day USD SOFR Average + 2.214% 7.550% FRN 9/25/48 (a)	253,093	254,662
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 8.285% FRN 6/25/42 (a)	2,259,496	2,321,960
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 7.235% FRN 6/25/43 (a)	1,105,425	1,120,514
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 7.235% FRN 4/25/42 (a)	570,926	576,182
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.835% FRN 4/25/43 (a)	2,326,524	2,378,749
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.285% FRN 6/25/42 (a)	3,920,558	4,055,280
		25,294,658

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $25,125,898)		25,294,658

U.S. TREASURY OBLIGATIONS — 19.3%
U.S. Treasury Bonds & Notes — 19.3%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	782,711	452,417
0.125% 2/15/52	1,013,589	575,271
0.250% 2/15/50	731,652	446,479
0.625% 2/15/43	204,540	153,546
0.750% 2/15/42	971,208	758,500
0.750% 2/15/45	1,251,469	937,118
0.875% 2/15/47	779,250	584,914
1.000% 2/15/46	661,565	516,049

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.000% 2/15/48	$444,969	$340,572
1.000% 2/15/49	504,581	383,129
1.375% 2/15/44	1,345,180	1,152,632
1.500% 2/15/53	738,276	620,064
1.750% 1/15/28	1,197,184	1,178,023
2.125% 2/15/40	507,672	502,379
2.125% 2/15/41	658,536	652,786
2.125% 2/15/54	510,760	496,435
2.500% 1/15/29	949,137	965,730
3.375% 4/15/32	353,248	385,620
3.875% 4/15/29	476,765	514,936
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	2,427,460	2,361,305
0.125% 1/15/30	2,315,207	2,083,633
0.125% 7/15/30	2,384,402	2,133,385
0.125% 1/15/31	2,529,093	2,232,311
0.125% 7/15/31	2,105,478	1,848,792
0.125% 1/15/32	2,035,746	1,762,340
0.250% 7/15/29	1,470,756	1,350,487
0.500% 1/15/28	1,906,470	1,796,395
0.625% 7/15/32	2,589,648	2,321,939
0.750% 7/15/28 (f)	1,523,719	1,447,895
0.875% 1/15/29	1,986,560	1,881,913
1.125% 1/15/33	2,525,952	2,336,928
1.250% 4/15/28	2,090,400	2,018,894
1.375% 7/15/33	2,859,388	2,699,896
1.625% 10/15/27	2,910,408	2,862,913
1.750% 1/15/34	1,733,830	1,682,233
2.375% 10/15/28	2,149,455	2,177,494
		46,615,353

TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,110,428)		46,615,353

TOTAL BONDS & NOTES (Cost $216,027,457)		210,400,059

TOTAL LONG-TERM INVESTMENTS (Cost $216,027,457)		210,400,059

SHORT-TERM INVESTMENTS — 12.7%
Commercial Paper — 11.9%
American Honda Finance Corp.
5.714% 9/16/24	2,000,000	1,975,110
5.719% 9/05/24	4,000,000	3,957,151
Avangrid, Inc.
5.500% 7/03/24 (a)	3,000,000	2,997,672
Bayer Corp.
6.361% 8/15/24 (a)	2,000,000	1,984,901
6.388% 7/24/24 (a)	3,000,000	2,987,796
CRH America Finance, Inc.
5.730% 10/08/24 (a)	3,000,000	2,952,434
5.733% 10/15/24 (a)	4,000,000	3,932,255
J M Smucker Co.
5.508% 7/01/24 (a)	5,000,000	4,997,740

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
L3Harris Technologies, Inc.
6.407% 8/27/24 (a)	$3,000,000	$2,972,250
		28,757,309
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (g)	1,834,586	1,834,586

TOTAL SHORT-TERM INVESTMENTS (Cost $30,594,593)		30,591,895

TOTAL INVESTMENTS — 99.9% (Cost $246,622,050) (h)		240,991,954

Other Assets/(Liabilities) — 0.1%		313,590

NET ASSETS — 100.0%		$241,305,544

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $169,056,987 or 70.06% of net assets.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $3,673,515 or 1.52% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives.
(g)	Maturity value of $1,834,830. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $1,871,403.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	9/19/24	2	$247,926	$2,762
Short
U.S. Treasury Long Bond	9/19/24	1	$(116,920)	$(1,393)
U.S. Treasury Ultra 10 Year	9/19/24	8	(899,241)	(9,009)
U.S. Treasury Note 2 Year	9/30/24	305	(62,097,543)	(189,176)
U.S. Treasury Note 5 Year	9/30/24	31	(3,280,814)	(23,108)
				$(222,686)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 4.706%	Annually	11/07/25	USD	15,000,000	$(33,214)	$—	$(33,214)
12-Month USD SOFR	Annually	Fixed 4.077%	Annually	2/02/26	USD	12,000,000	(124,535)	—	(124,535)
12-Month USD SOFR	Annually	Fixed 4.213%	Annually	2/06/26	USD	12,000,000	(154,741)	—	(154,741)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	6,000,000	47,138	—	47,138
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000	22,282	—	22,282
							$(243,070)	$—	$(243,070)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fed Funds + 16.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Barclays PLC	11/26/24	USD	62,688,489	$491,992	$—	$491,992
Fed Funds + 18.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/31/24	USD	62,663,383	1,013,216	—	1,013,216
Fed Funds + 20.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	8/30/24	USD	13,450,654	217,486	—	217,486
Fed Funds + 18.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	10/31/24	USD	43,000,000	1,081,944	—	1,081,944
								$2,804,638	$—	$2,804,638

Currency Legend

USD	U.S. Dollar

MassMutual Core Bond Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.3%

CORPORATE DEBT — 38.2%
Aerospace & Defense — 0.5%
Boeing Co.
5.930% 5/01/60	$650,000	$581,133
6.858% 5/01/54 (a)	718,000	736,792
Embraer Netherlands Finance BV
7.000% 7/28/30 (a)	1,550,000	1,617,462
		2,935,387
Agriculture — 0.5%
Imperial Brands Finance PLC
5.500% 2/01/30 (a) (g)	1,161,000	1,150,171
Reynolds American, Inc.
5.850% 8/15/45	940,000	866,991
Viterra Finance BV
3.200% 4/21/31 (a)	1,290,000	1,114,194
		3,131,356
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	266,903	261,032
Auto Manufacturers — 0.2%
General Motors Co.
5.150% 4/01/38	785,000	722,121
General Motors Financial Co., Inc.
3.100% 1/12/32	815,000	684,977
		1,407,098
Banks — 6.9%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	1,765,000	1,406,825
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	1,485,000	1,396,381
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	2,025,000	1,774,644
Bank of Montreal 5 yr. CMT + 2.979%
4.800% VRN (b)	1,550,000	1,531,514
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (b)	1,500,000	1,469,988
5 yr. CMT + 5.431% 8.000% VRN (b)	1,368,000	1,388,985
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (b)	1,075,000	967,473
1 day USD SOFR + 1.590% 5.497% VRN 5/20/30 (a)	848,000	844,629
BPCE SA 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a)	1,830,000	1,489,080
Citigroup, Inc. 1 day USD SOFR + 3.813%
5.000% VRN (b)	1,241,000	1,232,963

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Discover Bank 5 yr. USD SOFR ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	$2,863,000	$2,859,391
HSBC Holdings PLC
1 day USD SOFR + 1.285% 2.206% VRN 8/17/29	1,355,000	1,191,131
1 day USD SOFR + 1.520% 5.733% VRN 5/17/32	1,240,000	1,243,042
ING Groep NV 5 yr. USD Swap + 4.446%
6.500% VRN (b)	1,925,000	1,903,874
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	1,235,000	1,082,378
Lloyds Banking Group PLC
5 yr. USD ICE Swap + 4.496% 7.500% VRN (b)	975,000	974,648
1 yr. CMT + 3.750% 7.953% VRN 11/15/33	1,075,000	1,206,250
5 yr. CMT + 3.913% 8.000% VRN (b)	950,000	971,093
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	3,225,000	2,677,188
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	1,290,000	1,020,546
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37	2,435,000	2,331,551
National Australia Bank Ltd. 5 yr. CMT + 1.700%
3.347% VRN 1/12/37 (a)	2,800,000	2,366,742
NatWest Group PLC 5 yr. CMT + 5.625%
6.000% VRN (b)	1,950,000	1,907,562
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	1,525,000	1,407,235
5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b)	1,975,000	1,972,719
SVB Financial Group 5 yr. CMT + 3.074%
4.250% (b) (c)	301,000	1,505
Swedbank AB 5 yr. CMT + 4.134%
5.625% VRN (a) (b)	1,200,000	1,194,000
Synovus Bank
5.625% 2/15/28	1,531,000	1,479,255
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	2,737,000	2,836,523
		44,129,115
Beverages — 0.3%
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	437,000	424,711
Molson Coors Beverage Co.
4.200% 7/15/46	1,479,000	1,181,985
		1,606,696
Biotechnology — 0.2%
Amgen, Inc.
5.600% 3/02/43	887,000	874,162
5.750% 3/02/63	665,000	651,189
		1,525,351
Chemicals — 0.3%
Dow Chemical Co.
5.600% 2/15/54	701,000	673,912
LYB International Finance III LLC
4.200% 5/01/50	1,350,000	1,027,556
		1,701,468

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.3%
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	$537,000	$543,159
Kyndryl Holdings, Inc.
2.700% 10/15/28 (d)	1,175,000	1,044,673
6.350% 2/20/34	570,000	579,111
		2,166,943
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	1,885,000	1,619,623
American Express Co. 1 day USD SOFR + 1.630%
5.915% VRN 4/25/35	976,000	991,586
Apollo Global Management, Inc.
5.800% 5/21/54	1,219,000	1,199,669
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,715,000	1,593,396
ARES Finance Co. LLC
4.000% 10/08/24 (a)	2,180,000	2,160,639
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,970,000	2,671,258
3.250% 2/15/27 (a)	1,545,000	1,445,921
BGC Group, Inc.
6.600% 6/10/29 (a)	1,600,000	1,592,130
Blue Owl Finance LLC
3.125% 6/10/31 (a)	1,765,000	1,470,405
4.125% 10/07/51 (a)	1,114,000	795,437
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (b)	2,075,000	1,946,881
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,989,054	1,914,797
		19,401,742
Electric — 2.1%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55	973,000	985,030
Cleveland Electric Illuminating Co.
5.950% 12/15/36	539,000	546,058
CMS Energy Corp.
4.700% 3/31/43	600,000	517,252
Dominion Energy South Carolina, Inc.
6.250% 10/15/53	246,000	264,846
Dominion Energy, Inc.
5.950% 6/15/35	620,000	628,927
Duke Energy Florida LLC
6.200% 11/15/53	632,000	669,481
Emera, Inc. 3 mo. USD LIBOR + 5.440%
6.750% VRN 6/15/76	1,625,000	1,612,720
Entergy Mississippi LLC
5.850% 6/01/54	775,000	771,301
Entergy Texas, Inc.
5.800% 9/01/53	1,112,000	1,111,686
Indianapolis Power & Light Co.
5.700% 4/01/54 (a)	358,000	350,308
IPALCO Enterprises, Inc.
5.750% 4/01/34 (a)	547,000	542,925

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MidAmerican Energy Co.
5.300% 2/01/55	$487,000	$463,495
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	1,165,000	1,073,910
RWE Finance US LLC
5.875% 4/16/34 (a)	1,600,000	1,601,787
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52	960,000	883,632
6.000% 10/15/39	171,000	172,980
Tampa Electric Co.
4.450% 6/15/49	421,000	352,574
Virginia Electric & Power Co.
5.350% 1/15/54	918,000	866,136
		13,415,048
Entertainment — 0.2%
Warnermedia Holdings, Inc.
4.279% 3/15/32 (d)	1,250,000	1,091,034
Food — 0.8%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% 1/15/32	2,285,000	1,972,591
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,555,000	1,244,055
3.000% 10/15/30 (a)	1,208,000	1,025,630
4.250% 2/01/27 (a)	1,075,000	1,034,846
		5,277,122
Gas — 0.2%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,370,000	1,487,833
Hand & Machine Tools — 0.2%
Stanley Black & Decker, Inc. 5 yr. CMT + 2.657%
4.000% VRN 3/15/60	1,475,000	1,338,745
Health Care - Services — 0.3%
HCA, Inc.
5.900% 6/01/53	1,385,000	1,348,751
Humana, Inc.
5.750% 4/15/54	815,000	785,350
		2,134,101
Insurance — 7.8%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (b)	4,400,000	4,098,129
Allstate Corp., (Acquired 11/30/18, Cost $3,292,364), 3 mo. USD Term SOFR + 3.200%
8.522% VRN 8/15/53 (e)	3,220,000	3,217,518
Arthur J Gallagher & Co.
5.750% 7/15/54	564,000	547,677
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,025,000	1,683,208
Athene Global Funding
2.673% 6/07/31 (a)	2,820,000	2,327,743
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	1,530,000	1,400,871

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CNO Financial Group, Inc.
6.450% 6/15/34	$803,000	$802,231
CNO Global Funding
2.650% 1/06/29 (a)	1,340,000	1,173,117
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	2,899,000	2,925,238
Enstar Finance LLC
HYB, 5 yr. CMT + 4.006% 5.500% VRN 1/15/42	900,000	869,223
5 yr. CMT + 5.468% 5.750% VRN 9/01/40	2,400,000	2,349,789
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (b)	925,000	910,597
Fairfax Financial Holdings Ltd.
6.100% 3/15/55 (a)	1,585,000	1,531,021
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	1,006,000	832,039
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,275,000	3,041,454
6.750% 3/15/54 (a)	414,000	409,331
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a)	596,000	599,108
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,365,000	2,214,269
Hill City Funding Trust
4.046% 8/15/41 (a)	3,710,000	2,713,538
Jackson National Life Global Funding
5.600% 4/10/26 (a)	1,401,000	1,397,792
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,295,000	1,212,763
Markel Group, Inc.
6.000% 5/16/54	1,387,000	1,372,732
MetLife Capital Trust IV
7.875% 12/15/67 (a)	825,000	883,660
Pine Street Trust III
6.223% 5/15/54 (a)	1,660,000	1,658,412
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,555,000	3,780,544
4.450% 5/12/27 (a)	80,000	77,284
4.750% 4/08/32 (a)	90,000	80,048
6.875% 4/15/34 (a)	831,000	851,977
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,017,229
Vitality Re XV Ltd. 3 mo. U.S. Treasury Bill Rate + 2.500%
7.855% FRN 1/08/29 (a)	3,276,000	3,271,741
		49,250,283
Investment Companies — 2.8%
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	894,854
3.950% 7/15/26 (a)	2,800,000	2,647,019
8.500% 5/18/25 (a)	1,185,000	1,198,494
ARES Capital Corp.
5.875% 3/01/29	982,000	967,859
Ares Strategic Income Fund
6.350% 8/15/29 (a)	1,956,000	1,939,930
Blackstone Private Credit Fund
2.625% 12/15/26	3,350,000	3,063,755
Blackstone Secured Lending Fund
5.875% 11/15/27	730,000	724,695
Blue Owl Credit Income Corp.
4.700% 2/08/27	1,855,000	1,765,181

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	$1,303,000	$1,274,726
Golub Capital BDC, Inc.
2.500% 8/24/26	1,065,000	979,636
6.000% 7/15/29	1,311,000	1,286,121
HPS Corporate Lending Fund
6.250% 9/30/29 (a) (d)	1,135,000	1,122,338
		17,864,608
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32 (d)	1,165,000	898,464
6.484% 10/23/45	1,745,000	1,593,849
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	837,000	739,203
6.875% 4/30/36	1,100,000	1,030,080
Time Warner Cable LLC
6.750% 6/15/39	600,000	580,420
		4,842,016
Mining — 0.2%
Anglo American Capital PLC
5.750% 4/05/34 (a)	977,000	974,979
Oil & Gas — 1.8%
BP Capital Markets PLC 5 yr. CMT + 2.153%
6.450% VRN (b)	720,000	739,608
EQT Corp.
7.000% STEP 2/01/30 (d)	1,800,000	1,910,209
Ovintiv, Inc.
6.500% 8/15/34	885,000	925,646
6.500% 2/01/38	530,000	544,970
7.100% 7/15/53	1,549,000	1,699,033
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,305,000	1,228,948
5.150% 11/15/29	1,350,000	1,312,064
Petroleos Mexicanos
5.350% 2/12/28	845,000	759,403
6.375% 1/23/45	585,000	379,258
6.500% 3/13/27	295,000	281,095
6.625% 6/15/38	202,000	143,565
Santos Finance Ltd.
3.649% 4/29/31 (a)	1,500,000	1,310,620
		11,234,419
Oil & Gas Services — 0.2%
Nov, Inc.
3.950% 12/01/42	1,628,000	1,230,286
Pharmaceuticals — 0.9%
Cigna Group
4.800% 7/15/46	1,010,000	888,115
CVS Health Corp.
5.050% 3/25/48	370,000	318,795
5.875% 6/01/53	675,000	646,825
6.125% 9/15/39	895,000	895,037

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust
5.926% 1/10/34 (a)	$1,425,697	$1,412,902
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,105,000	1,731,559
		5,893,233
Pipelines — 1.2%
Energy Transfer LP
5.950% 5/15/54	651,000	633,923
5 yr. CMT + 5.306% 7.125% VRN (b)	1,625,000	1,609,627
EnLink Midstream Partners LP
5.050% 4/01/45	625,000	513,709
5.450% 6/01/47	1,150,000	997,688
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	1,250,000	1,195,397
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
9.694% VRN (b)	2,590,000	2,578,626
		7,528,970
Private Equity — 0.7%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a) (d)	1,805,000	1,763,381
Brookfield Finance, Inc.
5.968% 3/04/54	1,491,000	1,474,573
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	635,769
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,182,000	775,073
		4,648,796
Real Estate Investment Trusts (REITS) — 3.6%
Agree LP
5.625% 6/15/34	555,000	549,305
American Homes 4 Rent LP
5.500% 7/15/34	1,610,000	1,581,890
Broadstone Net Lease LLC
2.600% 9/15/31	2,126,000	1,689,502
EPR Properties
3.600% 11/15/31	880,000	733,638
4.500% 6/01/27	2,595,000	2,482,281
Equinix Europe 2 Financing Corp. LLC
5.500% 6/15/34	1,150,000	1,148,131
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,675,000	2,343,664
Kimco Realty OP LLC
4.125% 12/01/46	555,000	424,454
4.450% 9/01/47	1,055,000	841,719
Omega Healthcare Investors, Inc.
3.625% 10/01/29	800,000	714,209
Piedmont Operating Partnership LP
2.750% 4/01/32	1,055,000	773,762
9.250% 7/20/28	772,000	823,620
Rexford Industrial Realty LP
2.125% 12/01/30	1,075,000	879,488
Service Properties Trust
4.950% 10/01/29	1,320,000	1,001,469

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Store Capital LLC
4.500% 3/15/28	$700,000	$666,221
4.625% 3/15/29	2,950,000	2,786,107
WEA Finance LLC
2.875% 1/15/27 (a)	1,965,000	1,825,373
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (a)	1,575,000	1,563,258
		22,828,091
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	1,050,000	680,093
Microsoft Corp.
2.921% 3/17/52	1,425,000	967,355
Oracle Corp.
6.900% 11/09/52	631,000	706,280
		2,353,728
Telecommunications — 1.0%
AT&T, Inc.
3.550% 9/15/55	4,280,000	2,885,535
British Telecommunications PLC
9.625% STEP 12/15/30	281,000	343,103
Cisco Systems, Inc.
5.300% 2/26/54	268,000	262,483
Motorola Solutions, Inc.
5.400% 4/15/34	724,000	717,748
Sprint Capital Corp.
8.750% 3/15/32	1,260,000	1,515,544
T-Mobile USA, Inc.
6.000% 6/15/54	922,000	953,313
		6,677,726
Venture Capital — 0.7%
Hercules Capital, Inc.
2.625% 9/16/26	3,352,000	3,072,687
3.375% 1/20/27	1,295,000	1,199,183
		4,271,870

TOTAL CORPORATE DEBT (Cost $257,573,207)		242,609,076

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.8%
Commercial Mortgage-Backed Securities — 9.4%
Bank, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (f)	3,165,000	1,676,881
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (f)	3,150,000	2,348,009
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (f)	4,800,000	3,304,555
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (f)	3,100,000	1,860,000
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (f)	16,248,000	12,780,454
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (f)	3,790,000	2,847,030
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (f)	1,300,000	1,281,854

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	$1,300,000	$1,246,733
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	551,995	487,109
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	485,502	414,631
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	1,022,565
COLEM Mortgage Trust, Series 2022-HLNE, Class D,
2.543% VRN 4/12/42 (a) (f)	1,900,000	1,367,585
COMM Mortgage Trust
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (f)	1,200,000	1,144,432
Series 2015-CR23, Class C, 4.413% VRN 5/10/48 (f)	1,050,000	986,403
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 7.694% FRN 10/15/43 (a)	3,365,000	2,982,078
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 8.194% FRN 10/15/43 (a)	1,162,000	926,528
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (f)	1,357,000	1,011,600
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 7.093% FRN 2/15/39 (a)	3,500,000	3,336,811
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 7.443% FRN 2/15/39 (a)	5,800,000	5,433,599
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 7.643% FRN 2/15/39 (a)	3,200,000	2,881,353
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.194% FRN 3/15/38 (a)	2,505,591	2,408,492
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	799,515
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (f)	1,278,000	825,007
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.544% FRN 7/15/39 (a)	4,879,000	3,322,667
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class B, 4.556% 6/16/51	390,000	354,295
Series 2021-FCMT, Class B, 1 mo. USD Term SOFR + 1.964% 7.294% FRN 5/15/31 (a)	3,000,000	2,908,754
		59,958,940
Home Equity Asset-Backed Securities — 0.3%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314%
6.660% FRN 11/25/35 (a)	209,143	206,530
Unlock HEA Trust, Series 2024-1, Class A
7.000% 4/25/39 (a)	1,523,366	1,495,233
		1,701,763
Other Asset-Backed Securities — 12.3%
AASET Trust, Series 2021-2A, Class B
3.538% 1/15/47 (a)	930,167	819,249
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class CR2, 3 mo. USD Term SOFR + 2.512%
7.840% FRN 7/15/32 (a)	830,000	830,523
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.875% FRN 4/26/35 (a)	1,750,000	1,761,977

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
6.755% FRN 7/25/37 (a)	$2,000,000	$2,001,018
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
7.139% FRN 1/20/33 (a)	1,750,000	1,750,000
Ares Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
1.000% FRN 7/10/37 (a) (g)	1,000,000	1,000,515
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.647% FRN 4/18/35 (a)	1,000,000	1,000,442
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
6.844% FRN 7/25/37 (a)	1,700,000	1,702,497
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
6.862% FRN 7/20/37 (a)	2,000,000	2,000,948
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	445,613	433,952
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
6.929% FRN 10/15/31 (a)	2,000,000	2,001,592
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
6.778% FRN 7/16/37 (a)	2,650,000	2,660,600
Eaton Vance CLO Ltd., Series 2020-1A, Class CR, 3 mo. USD Term SOFR + 2.312%
7.640% FRN 10/15/34 (a)	400,000	400,170
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520%
6.831% FRN 4/20/37 (a)	3,000,000	3,020,757
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920%
7.201% FRN 5/20/36 (a)	500,000	500,418
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 2.600%
7.927% FRN 11/22/31 (a)	1,000,000	1,000,939
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,978,414	1,671,974
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	768,376	688,073
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	370,728	334,618
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	760,929	687,086
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (f)	967,686	879,444
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
7.030% FRN 1/20/31 (a)	1,300,000	1,301,300
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	319,044	285,495
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	355,542	306,310
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	107,159	93,473
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	333,216	301,511
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	86,147	77,048
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	622,237	578,078
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950%
8.275% FRN 7/20/36 (a)	1,000,000	1,011,136

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD LIBOR + 1.550%
1.000% FRN 7/20/36 (a) (g)	$1,350,000	$1,350,000
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,445,222	1,322,780
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,021,796	932,409
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862%
7.190% FRN 7/15/30 (a)	2,090,000	2,093,317
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400%
6.988% FRN 1/19/34 (a)	2,250,000	2,253,593
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,589,081
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	732,394
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
7.777% FRN 4/18/36 (a)	700,000	701,455
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
6.874% FRN 4/15/37 (a)	2,000,000	2,002,978
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	125,581	117,305
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	275,177	255,139
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	116,132	111,201
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class B, 3 mo. USD Term SOFR + 1.912%
7.240% FRN 10/14/35 (a)	1,350,000	1,352,354
OCP CLO Ltd., Series 2023-27A, Class BR, 3 mo. USD Term SOFR + 1.700%
7.024% FRN 7/16/35 (a)	2,500,000	2,500,290
Orion CLO Ltd., Series 2024-3A, Class A, 3 mo. USD Term SOFR + 1.560%
6.890% FRN 7/25/37 (a)	1,500,000	1,500,992
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
7.436% FRN 10/20/34 (a)	550,000	550,432
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.761% FRN 10/30/34 (a)	2,000,000	2,001,712
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
7.074% FRN 4/25/32 (a)	1,100,000	1,102,149
RR 29 Ltd., Series 2024-29RA, Class A1R, 3 mo. USD Term SOFR + 1.390%
1.000% FRN 7/15/39 (a) (g)	2,000,000	2,000,000
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
7.179% FRN 1/15/37 (a)	750,000	750,992
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	511,777	483,584
SNVA, Series 2024-GRID, Class A
5.630% 7/20/51 (a) (h)	1,200,000	1,207,359
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	46,196	45,506
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	540,577	467,142
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,028,296	929,780

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Symphony CLO 39 Ltd., Series 2023-39A, Class B, 3 mo. USD Term SOFR + 2.300%
7.624% FRN 4/25/34 (a)	$1,500,000	$1,503,269
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
6.837% FRN 4/17/37 (a)	2,000,000	2,008,526
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 1.962%
7.286% FRN 1/20/31 (a)	2,440,000	2,445,383
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	3,243,177	2,996,079
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,472,490	1,349,611
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	577,836	510,310
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
7.236% FRN 10/20/32 (a)	1,100,000	1,101,909
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.542%
6.866% FRN 4/20/33 (a)	4,200,000	4,203,612
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,384,603	1,287,395
Voya CLO Ltd., Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862%
7.186% FRN 1/20/35 (a)	500,000	501,057
WAVE Trust, Series 2017-1A, Class C
6.656% 11/15/42 (a)	2,278,707	535,520
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	420,452	405,022
		78,302,780
Student Loans Asset-Backed Securities — 2.5%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,226,590	1,128,556
Series 2019-A, Class C, 4.460% 12/28/48 (a)	819,922	769,997
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 6.041% FRN 2/01/43 (a) (f)	1,300,000	1,202,821
Series 2003-2, Class 2A1, 6.258% FRN 8/01/43 (a) (f)	1,950,000	1,818,560
Series 2013-1, Class B1, 30 day USD SOFR Average + 1.114% 6.438% FRN 11/25/33 (a)	474,714	470,567
Higher Education Funding I
Series 2004-1, Class B1, 5.784% FRN 1/01/44 (a) (f)	600,000	516,497
Series 2004-1, Class B2, 5.793% FRN 1/01/44 (a) (f)	600,000	516,601
Navient Student Loan Trust, Series 2018-EA, Class B
4.440% 12/15/59 (a)	730,000	696,512
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,203,272
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 6.950% FRN 10/25/50 (a)	975,000	920,534
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 6.950% FRN 5/26/54 (a)	1,130,000	1,116,575
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462%
5.809% FRN 2/15/45	753,099	674,611
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.820% FRN 10/25/40	1,409,044	1,322,248
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.920% FRN 1/25/55	881,696	836,797

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Alternative Trust, Series 2019-C, Class PT,
5.370% VRN 1/25/45 (a) (f)	$1,694,957	$1,632,624
		15,826,772
Whole Loan Collateral Collateralized Mortgage Obligations — 2.3%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.457% VRN 8/25/34 (f)	16,353	16,162
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (f)	1,670,000	1,110,761
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (f)	4,315,696	3,390,856
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (f)	2,578,124	2,025,640
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (f)	3,723,000	2,574,346
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (f)	5,273,000	3,971,081
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (f)	1,840,000	1,200,898
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.933% VRN 11/25/48 (a) (f)	25,925	23,969
		14,313,713

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $193,598,736)		170,103,968

SOVEREIGN DEBT OBLIGATION — 0.2%
Mexico Government International Bond
4.750% 3/08/44	1,778,000	1,424,151

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,789,024)		1,424,151

U.S. Government Agency Obligations and Instrumentalities (i) — 29.5%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	38,859	39,894
Pass-Through Securities — 29.5%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	4,106,665	3,265,695
Pool #RA4255 2.000% 1/01/51	8,398,327	6,686,375
Pool #RA5576 2.500% 7/01/51	6,877,498	5,696,804
Pool #SD0905 3.000% 3/01/52	3,272,537	2,804,661
Pool #RA2483 3.500% 6/01/50	4,629,628	4,139,571
Pool #Z40047 4.000% 10/01/41	62,502	59,438
Pool #SD1523 4.000% 8/01/52	4,717,868	4,351,897
Pool #SD1603 4.000% 9/01/52	3,021,604	2,765,496
Pool #SD8266 4.500% 11/01/52	6,843,671	6,458,137
Pool #SD4364 5.500% 10/01/53	4,982,672	4,938,450
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	5,974,052	4,946,590
Pool #FM8596 2.500% 9/01/51	2,117,120	1,753,663
Pool #FS3035 2.500% 4/01/52	7,600,432	6,318,192
Pool #MA3029 3.000% 6/01/32	1,322,972	1,257,795
Pool #MA3090 3.000% 8/01/32	453,254	430,489

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FS1075 3.000% 3/01/52	$3,351,118	$2,894,313
Pool #CB3304 3.000% 4/01/52	5,151,009	4,448,854
Pool #CB3305 3.000% 4/01/52	6,071,973	5,232,892
Pool #AS1304 3.500% 12/01/28	304,520	294,573
Pool #MA1356 3.500% 2/01/43	3,076,343	2,821,891
Pool #CA6096 3.500% 6/01/50	6,174,950	5,478,863
Pool #FM4017 3.500% 8/01/50	331,185	296,024
Pool #CB3842 3.500% 6/01/52	9,727,858	8,673,061
Pool #CA1909 4.500% 6/01/48	1,980,605	1,893,168
Pool #CB3866 4.500% 6/01/52	5,276,743	5,010,812
Pool #CB4129 4.500% 7/01/52	4,708,195	4,448,847
Pool #AD6437 5.000% 6/01/40	170,240	170,225
Pool #AD6996 5.000% 7/01/40	1,125,138	1,125,449
Pool #AL8173 5.000% 2/01/44	405,086	404,817
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	12,909	13,093
Pool #781468 6.500% 7/15/32	1,186	1,211
Pool #781496 6.500% 9/15/32	5,153	5,246
Pool #781124 7.000% 12/15/29	1,895	1,921
Pool #781319 7.000% 7/15/31	38,818	39,587
Pool #581417 7.000% 7/15/32	6,365	6,436
Pool #565982 7.000% 7/15/32	9,869	10,141
Pool #441009 8.000% 11/15/26	64	64
Pool #522777 8.000% 12/15/29	2,358	2,410
Pool #523043 8.000% 3/15/30	87	90
Pool #529134 8.000% 3/15/30	991	1,027
Pool #477036 8.000% 4/15/30	101	104
Pool #503157 8.000% 4/15/30	8,441	8,747
Pool #528714 8.000% 4/15/30	790	821
Pool #544640 8.000% 11/15/30	6,974	7,258
Pool #531298 8.500% 8/15/30	274	280
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,412,469	2,119,143
Pool #MA6283 3.000% 11/20/49	4,377,315	3,839,617
Pool #MA6409 3.000% 1/20/50	4,551,192	3,992,134
Pool #MA4321 3.500% 3/20/47	2,710,881	2,463,240
Government National Mortgage Association II, TBA
2.500% 7/20/54 (g)	3,900,000	3,279,859
3.000% 7/20/54 (g)	4,100,000	3,575,145
3.500% 7/20/54 (g)	5,280,000	4,745,572
4.500% 7/20/54 (g)	2,000,000	1,901,142
Uniform Mortgage-Backed Security, TBA
2.500% 7/01/54 (g)	25,575,000	20,887,583
3.000% 7/01/54 (g)	11,225,000	9,551,779
3.500% 7/01/54 (g)	2,150,000	1,902,917
4.000% 7/01/54 (g)	1,075,000	983,457
4.500% 7/01/54 (g)	3,625,000	3,416,987
5.000% 7/01/54 (g)	5,275,000	5,097,997
5.500% 7/01/54 (g)	14,400,000	14,202,562
6.000% 7/01/54 (g)	6,300,000	6,317,723
		187,442,335

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $200,706,868)		187,482,229

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds & Notes — 4.6%
U.S. Treasury Bonds
2.250% 8/15/49 (j)	$21,950,000	$14,183,442
U.S. Treasury Notes
4.625% 10/15/26	15,000,000	14,985,582
		29,169,024

TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,756,502)		29,169,024

TOTAL BONDS & NOTES (Cost $683,424,337)		630,788,448

TOTAL LONG-TERM INVESTMENTS (Cost $683,424,337)		630,788,448

SHORT-TERM INVESTMENTS — 14.3%
Commercial Paper — 12.7%
American Honda Finance Corp.
5.719% 9/05/24	4,000,000	3,957,151
Bayer Corp.
6.361% 8/15/24 (a)	9,000,000	8,932,056
6.396% 7/26/24 (a)	7,200,000	7,168,409
CRH America Finance, Inc.
5.733% 10/15/24 (a)	7,000,000	6,881,445
5.741% 10/08/24 (a)	4,000,000	3,936,579
Eversource Energy
5.696% 7/03/24 (a)	5,000,000	4,996,233
5.737% 7/15/24 (a)	2,000,000	1,994,863
L3Harris Technologies, Inc.
5.722% 8/21/24 (a)	5,000,000	4,958,405
Magna International, Inc.
5.698% 7/03/24 (a)	7,000,000	6,994,724
MUFG Bank Ltd.
5.328% 7/05/24	15,000,000	14,984,556
Nutrien Ltd.
5.726% 7/24/24 (a)	8,000,000	7,967,918
TELUS Corp.
5.699% 9/24/24 (a)	8,000,000	7,890,515
		80,662,854

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	7,915,575	7,915,575

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (l)	$2,097,221	2,097,221

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $90,686,192)	$90,675,650

TOTAL INVESTMENTS — 113.6% (Cost $774,110,529) (m)	721,464,098

Other Assets/(Liabilities) — (13.6)%	(86,552,162)

NET ASSETS — 100.0%	$634,911,936

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $315,439,984 or 49.68% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2024, these securities amounted to a value of $1,505 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $7,749,513 or 1.22% of net assets. (Note 2).
(e)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $3,217,518 or 0.51% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $1,207,359 or 0.19% of net assets.
(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $2,097,501. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $2,139,221.
(m)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/19/24	274	$32,039,648	$377,977
U.S. Treasury Ultra Bond	9/19/24	80	9,940,133	87,367
U.S. Treasury Note 2 Year	9/30/24	211	42,983,446	106,710
U.S. Treasury Note 5 Year	9/30/24	286	30,269,954	211,390
				$783,444
Short
U.S. Treasury Ultra 10 Year	9/19/24	43	$(4,833,422)	$(48,422)

MassMutual Diversified Bond Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.0%

CORPORATE DEBT — 43.1%
Aerospace & Defense — 0.7%
Boeing Co.
5.930% 5/01/60	$140,000	$125,167
6.858% 5/01/54 (a)	142,000	145,716
Embraer Netherlands Finance BV
7.000% 7/28/30 (a)	300,000	313,057
TransDigm, Inc.
5.500% 11/15/27	250,000	245,485
		829,425
Agriculture — 0.4%
Imperial Brands Finance PLC
5.500% 2/01/30 (a) (h)	218,000	215,966
Reynolds American, Inc.
5.850% 8/15/45	120,000	110,680
Viterra Finance BV
3.200% 4/21/31 (a)	280,000	241,841
		568,487
Airlines — 0.3%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A,
4.800% 2/15/29 (a)	327,264	320,910
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	48,973	47,896
		368,806
Auto Manufacturers — 0.2%
General Motors Co.
5.200% 4/01/45	225,000	197,470
Banks — 6.9%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	310,000	247,091
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	460,000	403,129
Bank of Montreal 5 yr. CMT + 2.979%
4.800% VRN (b)	285,000	281,601
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (b)	375,000	314,889
5 yr. CMT + 5.431% 8.000% VRN (b)	290,000	294,449
BNP Paribas SA 5 yr. CMT + 3.340%
4.625% VRN (a) (b)	375,000	300,290
BPCE SA 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a)	450,000	366,167
Citigroup, Inc. 1 day USD SOFR + 3.813%
5.000% VRN (b)	242,000	240,433

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Citizens Financial Group, Inc. 1 day USD SOFR + 2.325%
6.645% VRN 4/25/35	$346,000	$357,642
Discover Bank 5 yr. USD SOFR ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	468,000	467,410
HSBC Holdings PLC
6.500% 9/15/37	125,000	128,017
7.350% 11/27/32	415,000	436,971
Huntington Bancshares, Inc. 3 mo. USD Term SOFR + 3.142%
8.470% VRN (b)	510,000	500,967
ING Groep NV 5 yr. USD Swap + 4.446%
6.500% VRN (b)	675,000	667,592
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	235,000	205,958
KeyCorp 1 day USD SOFR Index + 2.420%
6.401% VRN 3/06/35	275,000	278,805
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (b) (c)	605,000	618,433
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	650,000	539,588
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	280,000	221,514
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37	185,000	177,140
Nordea Bank Abp 5 yr. CMT + 4.110%
6.625% VRN (a) (b) (c)	275,000	272,912
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	300,000	276,833
5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b)	525,000	524,394
SVB Financial Group
4.100% (b) (d)	210,000	1,050
5 yr. CMT + 3.074% 4.250% (b) (d)	590,000	2,950
Swedbank AB 5 yr. CMT + 4.134%
5.625% VRN (a) (b)	200,000	199,000
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	358,000	371,018
		8,696,243
Beverages — 0.4%
Bacardi Ltd.
5.150% 5/15/38 (a)	200,000	184,234
Molson Coors Beverage Co.
4.200% 7/15/46	366,000	292,499
		476,733
Biotechnology — 0.2%
Amgen, Inc.
5.600% 3/02/43	171,000	168,525
5.750% 3/02/63	150,000	146,885
		315,410
Building Materials — 0.3%
Standard Industries, Inc.
4.375% 7/15/30 (a)	200,000	180,704
4.750% 1/15/28 (a)	151,000	143,675
		324,379

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 0.3%
Dow Chemical Co.
5.600% 2/15/54	$147,000	$141,320
LYB International Finance III LLC
4.200% 5/01/50	265,000	201,705
		343,025
Computers — 0.4%
Dell International LLC/EMC Corp.
8.350% 7/15/46	96,000	121,400
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	103,000	104,182
Kyndryl Holdings, Inc.
6.350% 2/20/34	116,000	117,854
Leidos, Inc.
5.500% 7/01/33	226,000	221,061
		564,497
Distribution & Wholesale — 0.4%
H&E Equipment Services, Inc.
3.875% 12/15/28 (a)	600,000	541,361
Diversified Financial Services — 3.2%
American Express Co. 1 day USD SOFR + 1.630%
5.915% VRN 4/25/35	201,000	204,210
Apollo Global Management, Inc.
5.800% 5/21/54	236,000	232,258
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	295,000	274,083
ARES Finance Co. LLC
4.000% 10/08/24 (a)	375,000	371,670
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	375,000	337,280
3.250% 2/15/27 (a)	175,000	163,777
BGC Group, Inc.
4.375% 12/15/25	475,000	462,260
6.600% 6/10/29 (a)	300,000	298,524
Blue Owl Finance LLC
3.125% 6/10/31 (a)	475,000	395,718
4.125% 10/07/51 (a)	198,000	141,379
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (b)	425,000	398,759
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	577,272	555,721
OneMain Finance Corp.
4.000% 9/15/30	220,000	188,813
		4,024,452
Electric — 1.9%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	124,209
Cleveland Electric Illuminating Co.
5.950% 12/15/36	145,000	146,899
CMS Energy Corp.
4.700% 3/31/43	115,000	99,140

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Dominion Energy South Carolina, Inc.
6.250% 10/15/53	$57,000	$61,367
Duke Energy Florida LLC
6.200% 11/15/53	133,000	140,888
Elwood Energy LLC
8.159% 7/05/26	39,753	36,573
Indianapolis Power & Light Co.
5.700% 4/01/54 (a)	72,000	70,453
Massachusetts Electric Co.
5.867% 2/26/54 (a)	355,000	351,655
MidAmerican Energy Co.
5.300% 2/01/55	104,000	98,980
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	475,000	437,860
Pacific Gas & Electric Co.
4.300% 3/15/45	160,000	122,989
Sempra 5 yr. CMT + 2.789%
6.875% VRN 10/01/54	332,000	329,957
Tampa Electric Co.
4.450% 6/15/49	94,000	78,722
Virginia Electric & Power Co.
5.350% 1/15/54	197,000	185,870
6.000% 1/15/36	100,000	103,154
		2,388,716
Entertainment — 0.2%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (a)	77,000	75,923
Warnermedia Holdings, Inc.
4.279% 3/15/32	275,000	240,028
		315,951
Food — 1.0%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.750% 3/15/34 (a)	242,000	256,546
7.250% 11/15/53 (a)	260,000	283,676
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	375,000	300,013
3.000% 10/15/30 (a)	81,000	68,772
4.250% 2/01/27 (a)	340,000	327,300
		1,236,307
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	240,000	208,608
Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc. 5 yr. CMT + 2.657%
4.000% VRN 3/15/60	375,000	340,359
Health Care - Services — 0.1%
Humana, Inc.
5.750% 4/15/54	163,000	157,070
Home Builders — 0.0%
Mattamy Group Corp.
4.625% 3/01/30 (a) (c)	35,000	32,353

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 8.0%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (b)	$1,176,000	$1,095,318
Allstate Corp., (Acquired 7/02/19, Cost $687,600), 3 mo. USD Term SOFR + 3.200%
8.522% VRN 8/15/53 (e)	640,000	639,507
Arthur J Gallagher & Co.
5.750% 7/15/54	115,000	111,672
Ascot Group Ltd.
4.250% 12/15/30 (a)	450,000	374,046
Athene Holding Ltd.
6.250% 4/01/54	355,000	355,229
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	400,000	366,241
Brighthouse Financial, Inc.
3.850% 12/22/51	575,000	365,603
CNO Financial Group, Inc.
6.450% 6/15/34	158,000	157,849
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	600,000	605,430
Enstar Finance LLC 5 yr. CMT + 5.468%
5.750% VRN 9/01/40	910,000	890,961
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (b)	410,000	403,616
Fairfax Financial Holdings Ltd.
6.100% 3/15/55 (a)	295,000	284,953
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	310,000	256,394
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	955,000	886,897
6.750% 3/15/54 (a)	81,000	80,086
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850%
3.379% VRN 2/04/32 (a)	320,000	299,605
Hill City Funding Trust
4.046% 8/15/41 (a)	390,000	285,251
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	255,000	238,807
Lincoln National Corp., (Acquired 11/15/22, Cost $169,000), 5 yr. CMT + 5.318%
9.250% VRN (b) (e)	169,000	182,180
Markel Group, Inc.
6.000% 5/16/54	259,000	256,336
MetLife Capital Trust IV
7.875% 12/15/67 (a)	225,000	240,998
Pine Street Trust III
6.223% 5/15/54 (a)	310,000	309,703
Prudential Financial, Inc. 5 yr. CMT + 3.162%
5.125% VRN 3/01/52	275,000	255,644
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	320,000	265,593
4.750% 4/08/32 (a)	790,000	702,646
6.875% 4/15/34 (a)	31,000	31,782
USF&G Capital I
8.500% 12/15/45 (a)	95,000	95,209
		10,037,556
Investment Companies — 4.3%
Antares Holdings LP

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.750% 1/15/27 (a)	$345,000	$313,426
3.750% 7/15/27 (a)	605,000	553,659
8.500% 5/18/25 (a)	330,000	333,758
ARES Capital Corp.
5.875% 3/01/29	207,000	204,019
Ares Strategic Income Fund
6.350% 8/15/29 (a)	560,000	555,399
Blackstone Private Credit Fund
2.625% 12/15/26	155,000	141,756
Blackstone Secured Lending Fund
2.750% 9/16/26	375,000	347,154
Blue Owl Capital Corp. II
8.450% 11/15/26 (a)	375,000	386,904
Blue Owl Credit Income Corp.
4.700% 2/08/27	410,000	390,148
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	257,000	251,423
Golub Capital BDC, Inc.
2.500% 8/24/26	160,000	147,175
6.000% 7/15/29	593,000	581,747
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 5/15/26	1,000,000	992,104
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29 (c)	179,000	176,683
		5,375,355
Leisure Time — 0.4%
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (a)	485,000	479,606
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (a)	250,000	233,723
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32 (c)	440,000	339,334
6.484% 10/23/45	175,000	159,842
CSC Holdings LLC
4.625% 12/01/30 (a)	250,000	91,050
5.000% 11/15/31 (a)	325,000	117,816
5.750% 1/15/30 (a)	200,000	75,489
DISH DBS Corp.
7.375% 7/01/28	223,000	94,837
Paramount Global
3.700% 6/01/28	300,000	270,517
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	304,000	268,480
Time Warner Cable LLC
4.500% 9/15/42	180,000	131,742
6.750% 6/15/39	115,000	111,247
		1,894,077
Mining — 0.6%
Anglo American Capital PLC
6.000% 4/05/54 (a)	330,000	326,392
Novelis Corp.
3.875% 8/15/31 (a)	533,000	461,462
		787,854

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.7%
Antero Resources Corp.
7.625% 2/01/29 (a)	$74,000	$76,097
BP Capital Markets PLC 5 yr. CMT + 2.153%
6.450% VRN (b)	134,000	137,649
EQT Corp.
7.000% STEP 2/01/30 (c)	265,000	281,225
Ovintiv, Inc.
6.500% 8/15/34	75,000	78,445
6.500% 2/01/38	160,000	164,519
7.100% 7/15/53	420,000	460,681
Patterson-UTI Energy, Inc.
5.150% 11/15/29 (c)	615,000	597,718
Petroleos Mexicanos
5.350% 2/12/28	190,000	170,753
6.375% 1/23/45	35,000	22,691
6.500% 3/13/27	65,000	61,936
Santos Finance Ltd.
3.649% 4/29/31 (a)	165,000	144,168
		2,195,882
Oil & Gas Services — 0.5%
Nov, Inc.
3.950% 12/01/42	254,000	191,949
Weatherford International Ltd.
8.625% 4/30/30 (a)	483,000	500,502
		692,451
Pharmaceuticals — 0.9%
1375209 BC Ltd.
9.000% 1/30/28 (a) (c)	158,000	151,929
Bausch Health Cos., Inc.
11.000% 9/30/28 (a)	282,000	250,980
CVS Health Corp.
5.050% 3/25/48	115,000	99,085
5.875% 6/01/53	100,000	95,826
CVS Pass-Through Trust
5.926% 1/10/34 (a)	148,510	147,178
7.507% 1/10/32 (a)	10,387	10,806
Utah Acquisition Sub, Inc.
5.250% 6/15/46	405,000	333,150
		1,088,954
Pipelines — 1.3%
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84	250,000	260,478
Energy Transfer LP
5.950% 5/15/54	138,000	134,380
5 yr. CMT + 5.134% 6.750% VRN (b)	270,000	268,635
EnLink Midstream Partners LP 3 mo. USD Term SOFR + 4.372%
9.711% VRN (b)	375,000	371,809
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	250,000	239,079

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
9.694% VRN (b)	$325,000	$323,573
		1,597,954
Private Equity — 0.6%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	325,000	317,506
Brookfield Finance, Inc.
5.968% 3/04/54	279,000	275,926
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	160,000	110,569
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	153,000	100,327
		804,328
Real Estate Investment Trusts (REITS) — 3.7%
American Homes 4 Rent LP
5.500% 7/15/34	300,000	294,762
Broadstone Net Lease LLC
2.600% 9/15/31	605,000	480,785
EPR Properties
3.600% 11/15/31	185,000	154,231
4.500% 6/01/27	355,000	339,580
Equinix Europe 2 Financing Corp. LLC
5.500% 6/15/34	225,000	224,634
Omega Healthcare Investors, Inc.
3.625% 10/01/29	305,000	272,292
Piedmont Operating Partnership LP
2.750% 4/01/32	235,000	172,355
9.250% 7/20/28	133,000	141,893
Rexford Industrial Realty LP
2.125% 12/01/30	201,000	164,444
Service Properties Trust
4.950% 10/01/29	590,000	447,626
Store Capital LLC
4.500% 3/15/28	225,000	214,142
4.625% 3/15/29	525,000	495,833
Ventas Realty LP
5.700% 9/30/43	85,000	81,162
WEA Finance LLC
2.875% 1/15/27 (a)	385,000	357,643
3.500% 6/15/29 (a)	375,000	336,380
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (a)	425,000	421,831
		4,599,593
Retail — 0.5%
Nordstrom, Inc.
4.250% 8/01/31	440,000	391,242
Sonic Automotive, Inc.
4.875% 11/15/31 (a) (c)	277,000	243,894
		635,136
Software — 0.1%
Oracle Corp.
6.900% 11/09/52	119,000	133,197

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.8%
AT&T, Inc.
3.550% 9/15/55	$664,000	$447,662
Cisco Systems, Inc.
5.300% 2/26/54	49,000	47,991
Hughes Satellite Systems Corp.
6.625% 8/01/26	444,000	206,452
Sprint Capital Corp.
8.750% 3/15/32	141,000	169,597
T-Mobile USA, Inc.
6.000% 6/15/54	190,000	196,453
		1,068,155
Venture Capital — 0.8%
Hercules Capital, Inc.
2.625% 9/16/26	738,000	676,505
3.375% 1/20/27	340,000	314,843
		991,348

TOTAL CORPORATE DEBT (Cost $59,051,597)		54,311,098

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.4%
Commercial Mortgage-Backed Securities — 10.4%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.249% VRN 7/05/40 (a) (f)	530,000	475,448
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CMP,
4.024% VRN 11/05/32 (a) (f)	440,000	398,170
Bank
Series 2020-BN30, Class MCDF, 3.016% VRN 12/15/53 (f)	500,000	264,910
Series 2019-BN17, Class C, 4.660% VRN 4/15/52 (f)	331,000	276,126
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (f)	500,000	300,000
Series 2020-IG1, Class D, 3.347% VRN 9/15/43 (f)	400,000	114,288
BGME Trust, Series 2021-VR, Class D,
3.094% VRN 1/10/43 (a) (f)	3,100,000	2,328,706
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (f)	300,000	295,812
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.447%
7.776% FRN 12/15/37 (a)	572,453	571,379
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	180,309
COMM Mortgage Trust, Series 2015-CR23, Class C,
4.413% VRN 5/10/48 (f)	110,000	103,338
DataBank Issuer LLC, Series 2021-1A, Class B
2.650% 2/27/51 (a)	300,000	273,755
DC Office Trust
Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (a) (f)	357,000	224,876
Series 2019-MTC, Class E, 3.174% VRN 9/15/45 (a) (f)	622,000	344,354
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864%
8.194% FRN 10/15/43 (a)	998,000	795,761
GS Mortgage Securities Trust, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	402,232

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.558% VRN 7/10/39 (a) (f)	$630,000	$511,026
Jackson Park Trust, Series 2019-LIC, Class D,
3.351% VRN 10/14/39 (a) (f)	686,000	538,604
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.818% VRN 8/15/47 (f)	300,000	285,995
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.194% FRN 3/15/38 (a)	424,643	408,187
Med Trust, Series 2021-MDLN, Class F, 1 mo. USD Term SOFR + 4.114%
9.444% FRN 11/15/38 (a)	1,990,447	1,989,203
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	205,000	138,313
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (f)	215,000	138,792
Store Master Funding I-VII & XIV, Series 2019-1, Class A4
4.490% 11/20/49 (a)	752,354	610,066
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.544% FRN 7/15/39 (a)	864,000	588,396
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (f)	140,000	130,998
Series 2021-FCMT, Class C, 1 mo. USD Term SOFR + 2.514% 7.844% FRN 5/15/31 (a)	461,000	441,253
		13,130,297
Home Equity Asset-Backed Securities — 0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.358% FRN 10/25/34	70,974	65,962
Other Asset-Backed Securities — 12.1%
AIMCO CLO, Series 2018-AA, Class B, 3 mo. USD Term SOFR + 1.662%
6.979% FRN 4/17/31 (a)	250,000	250,254
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.875% FRN 4/26/35 (a)	500,000	503,422
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
6.755% FRN 7/25/37 (a)	500,000	500,254
Atrium XV, Series 15A, Class B, 3 mo. USD Term SOFR + 2.012%
7.338% FRN 1/23/31 (a)	250,000	250,000
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.647% FRN 4/18/35 (a)	500,000	500,221
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (a)	202,147	200,159
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	521,989	508,328
Canyon CLO Ltd., Series 2020-2A, Class BR, 3 mo. USD Term SOFR + 1.962%
7.290% FRN 10/15/34 (a)	500,000	500,574
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
6.778% FRN 7/16/37 (a)	500,000	502,000
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, 3 mo. USD Term SOFR + 1.482%
6.810% FRN 10/15/36 (a)	500,000	500,890
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	124,259	111,273

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	$68,442	$61,776
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	83,908	70,016
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	379,046	305,344
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
7.030% FRN 1/20/31 (a)	500,000	500,500
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	43,379	38,817
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	60,419	52,053
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	23,113	20,161
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	44,984	41,541
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	137,748
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (a)	273,167	177,246
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	126,669	109,682
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	249,726	228,569
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (a)	319,562	252,461
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862%
7.190% FRN 7/15/30 (a)	950,000	951,508
Madison Park Funding XXXII Ltd., Series 2018-32A, Class CR, 3 mo. USD Term SOFR + 2.262%
7.586% FRN 1/22/31 (a)	300,000	300,199
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400%
6.988% FRN 1/19/34 (a)	500,000	500,798
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (a)	381,000	333,787
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	327,521	312,311
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
7.777% FRN 4/18/36 (a)	250,000	250,520
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
6.874% FRN 4/15/37 (a)	500,000	500,744
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	19,355	18,534
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD Term SOFR + 1.912%
7.240% FRN 7/15/34 (a)	500,000	500,976
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
7.436% FRN 10/20/34 (a)	250,000	250,197
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	261,370
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432%
6.761% FRN 10/30/34 (a)	500,000	500,428
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
7.074% FRN 4/25/32 (a)	250,000	250,489
Renew Financial, Series 2021-1, Class M
3.210% 11/20/56 (a)	151,290	118,760

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD Term SOFR + 1.982%
7.307% FRN 5/20/31 (a)	$250,000	$250,733
RRX 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD Term SOFR + 2.012%
7.340% FRN 1/15/37 (a)	250,000	250,219
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	23,611	22,963
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	238,063	211,066
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	99,389	85,887
Symphony CLO 39 Ltd., Series 2023-39A, Class B, 3 mo. USD Term SOFR + 2.300%
7.624% FRN 4/25/34 (a)	500,000	501,089
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
6.837% FRN 4/17/37 (a)	500,000	502,131
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 1.962%
7.286% FRN 1/20/31 (a)	490,000	491,081
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,029,867	943,924
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	192,612	170,103
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912%
7.236% FRN 10/20/32 (a)	250,000	250,434
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (a)	257,829	233,486
		15,287,026
Student Loans Asset-Backed Securities — 2.3%
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	164,560	149,254
Series 2019-A, Class C, 4.460% 12/28/48 (a)	122,580	115,116
Series 2019-A, Class D, 5.500% 12/28/48 (a)	86,136	78,152
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	29,138
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (a)	600,000	478,221
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + 0.450%
6.048% FRN 8/25/42	294,954	266,735
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	133,578
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 6.650% FRN 3/25/67 (a)	250,000	232,232
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (f)	70,000	69,543
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.865% FRN 6/25/41	53,752	48,385
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 6.450% FRN 11/25/36 (a)	200,000	197,504
Series 2012-1A, Class B, 30 day USD SOFR Average + 1.114% 6.450% FRN 6/25/42 (a)	150,000	144,707
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 6.450% FRN 7/26/49 (a)	250,000	228,929
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.950% FRN 6/25/41 (a)	100,000	96,832

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.810% FRN 1/25/70	$91,417	$85,358
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.820% FRN 10/25/40	105,678	99,168
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 5.900% FRN 1/25/44	171,540	163,525
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 6.080% FRN 10/25/64	59,359	56,090
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (a)	185,000	169,838
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD Term SOFR + 1.614%
6.960% FRN 1/25/36	22,391	22,365
		2,864,670
Whole Loan Collateral Collateralized Mortgage Obligations — 2.5%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (a) (f)	268,354	261,533
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (a) (f)	55,507	54,975
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
5.457% VRN 8/25/34 (f)	2,616	2,585
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (f)	3,600,000	2,761,683
		3,080,776

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,250,052)		34,428,731

SOVEREIGN DEBT OBLIGATION — 0.1%
Mexico Government International Bond
4.750% 3/08/44	174,000	139,371

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $193,919)		139,371

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (g) — 21.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	2,112	2,168
Pass-Through Securities — 21.4%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	437,284	347,736
Pool #RA4255 2.000% 1/01/51	887,929	706,929
Pool #SD0905 3.000% 3/01/52	662,792	568,033
Pool #SD1523 4.000% 8/01/52	996,733	919,415
Pool #SD1603 4.000% 9/01/52	645,839	591,098
Pool #SD8266 4.500% 11/01/52	1,368,734	1,291,627
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	427,495	354,105
Pool #FS3035 2.500% 4/01/52	1,414,034	1,175,478
Pool #MA3029 3.000% 6/01/32	187,357	178,127
Pool #MA3090 3.000% 8/01/32	76,823	72,964
Pool #AR3007 3.000% 2/01/43	77,778	69,418
Pool #FS1075 3.000% 3/01/52	678,707	586,190

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB3304 3.000% 4/01/52	$1,047,663	$904,852
Pool #CB3305 3.000% 4/01/52	1,266,815	1,091,754
Pool #AS1304 3.500% 12/01/28	41,690	40,328
Pool #MA1356 3.500% 2/01/43	407,492	373,788
Pool #CA6096 3.500% 6/01/50	872,334	773,998
Pool #FM4017 3.500% 8/01/50	56,372	50,387
Pool #CB3842 3.500% 6/01/52	2,062,878	1,839,199
Pool #CA1909 4.500% 6/01/48	322,241	308,015
Pool #CB3866 4.500% 6/01/52	778,536	739,300
Pool #CB4129 4.500% 7/01/52	993,472	938,748
Pool #AD6437 5.000% 6/01/40	22,158	22,156
Pool #AD6996 5.000% 7/01/40	147,018	147,059
Pool #AL8173 5.000% 2/01/44	53,529	53,494
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	283	288
Pool #587280 6.500% 9/15/32	427	434
Pool #550659 6.500% 9/15/35	42,280	43,446
Pool #538689 6.500% 12/15/35	4,583	4,709
Pool #780651 7.000% 10/15/27	161	162
Pool #462384 7.000% 11/15/27	117	118
Pool #482668 7.000% 8/15/28	288	291
Pool #581417 7.000% 7/15/32	387	392
Pool #423836 8.000% 8/15/26	71	72
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	405,457	356,158
Pool #MA6283 3.000% 11/20/49	733,043	642,998
Pool #MA6409 3.000% 1/20/50	765,095	671,113
Pool #MA4321 3.500% 3/20/47	480,052	436,199
Uniform Mortgage-Backed Security, TBA
2.500% 7/01/54 (h)	4,700,000	3,838,578
4.500% 7/01/54 (h)	2,500,000	2,356,542
5.000% 7/01/54 (h)	2,800,000	2,706,046
5.500% 7/01/54 (h)	1,800,000	1,775,320
		26,977,064

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $28,916,735)		26,979,232

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds & Notes — 2.0%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	1,640,000	1,059,720
U.S. Treasury Notes
0.750% 5/31/26	1,000,000	927,234
4.875% 5/31/26	500,000	500,955
		2,487,909

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,509,191)		2,487,909

TOTAL BONDS & NOTES (Cost $129,921,494)		118,346,341

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $2,179)		1,871

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%

Materials — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (j) (k) (l)	150	$4,108

TOTAL WARRANTS (Cost $0)		4,108

TOTAL LONG-TERM INVESTMENTS (Cost $129,923,673)		118,352,320

SHORT-TERM INVESTMENTS — 15.7%

	Principal Amount
Commercial Paper — 12.7%
Avangrid, Inc.
5.705% 7/01/24 (a)	$2,000,000	1,999,068
Intel Corp.
5.627% 7/18/24 (a)	2,000,000	1,993,955
Parker-Hannifin Corp.
5.554% 8/02/24 (a)	3,000,000	2,983,861
VW Credit, Inc.
5.649% 7/25/24 (a)	1,000,000	995,843
Williams Cos., Inc.
5.600% 7/19/24	3,000,000	2,990,391
Xcel Energy, Inc.
5.583% 7/02/24 (a)	5,000,000	4,996,986
		15,960,104

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio (m)	2,170,695	2,170,695

	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (n)	$1,630,263	$1,630,263

TOTAL SHORT-TERM INVESTMENTS (Cost $19,763,704)		19,761,062

TOTAL INVESTMENTS — 109.7% (Cost $149,687,377) (o)		138,113,382

Other Assets/(Liabilities) — (9.7)%		(12,194,746)

NET ASSETS — 100.0%		$125,918,636

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $66,735,648 or 53.00% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $2,304,484 or 1.83% of net assets. The Fund received $191,737 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2024, these securities amounted to a value of $4,000 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $821,687 or 0.65% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $4,108 or 0.00% of net assets.
(k)	Non-income producing security.
(l)	Investment is valued using significant unobservable inputs.
(m)	Represents investment of security lending cash collateral. (Note 2).
(n)	Maturity value of $1,630,481. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $1,662,949.
(o)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put BRL Call	Morgan Stanley & Co. LLC	9/30/24	5.34	65,000	USD	65,000	$521	$621	$(100)
USD Put BRL Call	Morgan Stanley & Co. LLC	9/30/24	5.55	65,000	USD	65,000	1,350	1,558	(208)
							$1,871	$2,179	$(308)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call BRL Put	Morgan Stanley & Co. LLC	9/30/24	5.63	65,000	USD	65,000	$(2,011)	$(1,696)	$(315)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/16/24	USD	251,903	GBP	198,363	$1,131
Bank of America N.A.	8/13/24	USD	101,367	ZAR	1,885,603	(1,948)
BNP Paribas SA	8/13/24	HUF	125,551,017	USD	346,343	(6,447)
BNP Paribas SA	8/13/24	PLN	1,003,048	USD	250,000	(948)
Citibank N.A.	7/16/24	ARS	17,212,500	USD	12,750	5,724
Citibank N.A.	7/16/24	GBP	198,363	USD	247,336	3,436
Citibank N.A.	8/20/24	USD	99,803	PHP	5,779,592	1,214
Citibank N.A.	9/16/24	ARS	33,243,924	USD	27,703	4,567
Deutsche Bank AG	8/20/24	USD	102,188	CNH	734,672	1,186
Goldman Sachs International	7/23/24	USD	148,859	CHF	132,730	754
Goldman Sachs International	7/23/24	USD	100,394	ILS	377,586	345
Goldman Sachs International	8/06/24	MXN	5,454,635	USD	305,206	(8,650)
Goldman Sachs International	8/13/24	USD	99,604	CHF	89,247	(232)
Goldman Sachs International	9/25/24	BRL	676,500	USD	123,000	(3,124)
Goldman Sachs International	4/23/25	BRL	974,700	USD	180,000	(11,494)
Goldman Sachs International	4/28/25	TRY	2,351,750	USD	50,000	3,402
Goldman Sachs International	5/09/25	TRY	4,768,300	USD	104,000	3,305
HSBC Bank PLC	7/30/24	USD	155,670	TWD	5,035,053	6
HSBC Bank PLC	8/13/24	TRY	3,582,733	USD	100,301	4,497
HSBC Bank PLC	8/20/24	THB	8,957,520	USD	246,696	(1,644)
JP Morgan Chase Bank N.A.	7/16/24	BRL	653,149	USD	128,119	(11,464)
Morgan Stanley & Co. LLC	7/16/24	PEN	559,089	USD	150,224	(4,760)
Morgan Stanley & Co. LLC	7/23/24	ILS	377,586	USD	102,806	(2,757)
Morgan Stanley & Co. LLC	8/06/24	BRL	1,837,796	USD	351,826	(24,400)
Morgan Stanley & Co. LLC	8/06/24	MXN	997,433	USD	56,000	(1,772)
Morgan Stanley & Co. LLC	8/13/24	PLN	410,115	USD	103,000	(1,170)
Morgan Stanley & Co. LLC	8/13/24	USD	102,000	CHF	90,296	991
Morgan Stanley & Co. LLC	8/20/24	USD	256,252	SGD	345,024	1,222
Morgan Stanley & Co. LLC	8/20/24	USD	103,212	MYR	482,629	581
						$(48,449)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/19/24	57	$6,665,183	$78,630
U.S. Treasury Ultra 10 Year	9/19/24	4	454,388	(263)
U.S. Treasury Ultra Bond	9/19/24	32	3,967,775	43,225
U.S. Treasury Note 2 Year	9/30/24	49	9,975,102	31,617
U.S. Treasury Note 5 Year	9/30/24	42	4,452,199	24,082
				$177,291
Short
U.S. Treasury Ultra 10 Year	9/19/24	1	$(112,405)	$(1,126)

Currency Legend

ARS	Argentinean Peso
BRL	Brazilian Real
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual High Yield Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.7%

BANK LOANS — 9.6%
Aerospace & Defense — 0.3%
Barnes Group, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 9/03/30	$911,094	$912,233
Chemicals — 2.0%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
9.346% VRN 12/29/27	4,141,797	3,442,869
LSF11 A5 Holdco LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.958% VRN 10/15/28	3,029,795	3,022,221
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.706% VRN 4/23/29	1,250,450	1,219,189
		7,684,279
Commercial Services — 0.3%
APi Group DE, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 1/03/29	1,226,160	1,224,738
Computers — 0.9%
McAfee, LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.579% VRN 3/01/29	2,094,670	2,089,769
SonicWall US Holdings, Inc., 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
12.985% VRN 5/18/26	38,923	35,750
Vision Solutions, Inc., 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 4.250%
9.591% VRN 4/24/28	1,332,363	1,305,715
		3,431,234
Diversified Financial Services — 0.5%
Aretec Group, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.344% VRN 8/09/30	1,958,987	1,965,119
Electric — 0.2%
Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.827% VRN 5/17/30	860,870	869,168
Health Care - Services — 0.4%
LifePoint Health, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.056% VRN 11/16/28	867,803	871,925
Radiology Partners, Inc., 2024 Extended Term Loan B,
0.000% 1/31/29 (a)	579,762	547,875
		1,419,800

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.7%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500%
10.844% VRN 6/30/28	$2,073,584	$2,079,411
Sinclair Television Group, Inc., Term Loan B2B,
0.000% 9/30/26 (a)	659,840	613,513
		2,692,924
Mining — 0.3%
Arsenal AIC Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.094% VRN 8/18/30	1,145,941	1,151,385
Pipelines — 0.8%
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.086% VRN 12/21/28	952,500	950,909
ITT Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.444% VRN 10/11/30	1,199,824	1,200,196
Waterbridge Midstream Operating LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.500%
9.826% VRN 5/10/29	993,064	997,205
		3,148,310
Real Estate Investment Trusts (REITS) — 0.2%
RHP Hotel Properties, LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.594% VRN 5/18/30	626,937	627,250
Retail — 0.4%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
7.094% VRN 9/20/30	1,508,268	1,502,854
Software — 2.4%
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.344% VRN 12/29/28 (a)	3,837,111	3,840,526
Cloud Software Group, Inc., 2024 USD Term Loan B, 2 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%
9.335% VRN 3/30/29	1,965,000	1,962,052
SS&C Technologies Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 5/09/31	945,178	946,236
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.576% VRN 2/10/31	1,594,499	1,599,682
Veritas US, Inc., 2021 USD Term Loan B, 1 mo. USD Term SOFR + 5.000%
10.458% VRN 9/01/25	567,853	492,533
		8,841,029
Telecommunications — 0.2%
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.560%
11.904% VRN 4/15/29 (a)	348,721	340,930

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.560%
11.904% VRN 4/15/30 (a)	$351,279	$341,619
		682,549

TOTAL BANK LOANS (Cost $36,147,551)		36,152,872

CORPORATE DEBT — 86.1%
Advertising — 0.9%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (b)	710,000	743,339
7.500% 6/01/29 (b)	500,000	417,810
7.875% 4/01/30 (b)	750,000	754,909
Stagwell Global LLC
5.625% 8/15/29 (b)	1,514,000	1,398,358
		3,314,416
Aerospace & Defense — 1.8%
Boeing Co.
6.388% 5/01/31 (b)	359,000	365,482
6.528% 5/01/34 (b)	938,000	960,418
Spirit AeroSystems, Inc.
9.750% 11/15/30 (b)	2,233,000	2,463,258
TransDigm, Inc.
4.625% 1/15/29	1,790,700	1,670,794
4.875% 5/01/29	136,000	127,390
Triumph Group, Inc.
9.000% 3/15/28 (b)	1,076,000	1,127,906
		6,715,248
Airlines — 1.6%
Allegiant Travel Co.
7.250% 8/15/27 (b) (c)	1,702,000	1,619,771
American Airlines, Inc.
8.500% 5/15/29 (b)	1,488,000	1,545,983
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	2,174,043	2,068,516
United Airlines, Inc.
4.375% 4/15/26 (b)	758,000	732,233
		5,966,503
Auto Manufacturers — 0.5%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (b)	2,011,000	2,083,378
Auto Parts & Equipment — 0.7%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	1,734,000	1,686,443
8.250% 4/15/31 (b) (c)	816,000	851,594
		2,538,037
Building Materials — 2.3%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.625% 12/15/30 (b)	2,389,000	2,407,639

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Knife River Corp.
7.750% 5/01/31 (b)	$1,107,000	$1,156,818
New Enterprise Stone & Lime Co., Inc.
9.750% 7/15/28 (b)	1,785,000	1,814,727
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (b)	1,627,000	1,589,523
8.875% 11/15/31 (b)	1,607,000	1,704,908
		8,673,615
Chemicals — 3.9%
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	4,296,000	3,652,551
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b)	2,667,000	2,524,182
Methanex Corp.
5.125% 10/15/27	2,056,000	1,983,170
Olympus Water US Holding Corp.
4.250% 10/01/28 (b)	2,503,000	2,276,906
6.250% 10/01/29 (b) (c)	1,772,000	1,617,503
Polar US Borrower LLC/Schenectady International Group, Inc., (Acquired 4/17/24, Cost $899,673),
6.750% 5/15/26 (b) (d)	1,372,000	384,160
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b) (c)	2,683,000	2,455,616
		14,894,088
Coal — 0.6%
Coronado Finance Pty. Ltd.
10.750% 5/15/26 (b)	2,077,000	2,154,888
Commercial Services — 1.6%
Alta Equipment Group, Inc.
9.000% 6/01/29 (b)	938,000	870,190
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (b)	599,000	252,663
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (b)	1,884,000	1,856,537
PROG Holdings, Inc.
6.000% 11/15/29 (b)	3,185,100	3,025,481
		6,004,871
Computers — 0.2%
Fortress Intermediate 3, Inc.
7.500% 6/01/31 (b)	941,000	964,101
Cosmetics & Personal Care — 0.5%
Perrigo Finance Unlimited Co.
5.150% STEP 6/15/30	2,089,000	1,920,452
Distribution & Wholesale — 0.4%
Resideo Funding, Inc.
4.000% 9/01/29 (b)	1,882,000	1,658,736
Diversified Financial Services — 7.5%
Aretec Group, Inc.
10.000% 8/15/30 (b)	1,099,000	1,195,259
Coinbase Global, Inc.

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.375% 10/01/28 (b)	$305,000	$261,496
3.625% 10/01/31 (b)	373,000	299,070
GGAM Finance Ltd.
8.000% 2/15/27 (b)	2,005,000	2,071,011
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	8,817,485	8,488,302
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	2,664,000	2,623,376
9.500% 2/15/29 (b)	1,965,000	2,025,571
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (b)	1,757,000	1,857,492
8.375% 5/01/28 (b)	1,977,000	2,083,701
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	857,000	740,906
6.500% 5/01/28 (b)	1,492,000	1,410,956
PRA Group, Inc.
5.000% 10/01/29 (b)	4,020,000	3,442,598
7.375% 9/01/25 (b)	1,582,000	1,583,822
8.375% 2/01/28 (b)	445,000	443,542
		28,527,102
Electric — 3.0%
PG&E Corp.
5.000% 7/01/28 (c)	3,121,000	3,002,848
5.250% 7/01/30 (c)	583,000	556,780
Pike Corp.
5.500% 9/01/28 (b)	2,213,000	2,123,371
8.625% 1/31/31 (b)	1,071,000	1,134,532
Talen Energy Supply LLC
8.625% 6/01/30 (b)	4,435,000	4,728,703
		11,546,234
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.375% 3/31/29 (b)	1,145,000	1,035,822
Electronics — 0.6%
Atkore, Inc.
4.250% 6/01/31 (b)	2,549,000	2,243,660
Engineering & Construction — 2.2%
Arcosa, Inc.
4.375% 4/15/29 (b)	2,166,000	2,011,400
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	2,528,000	2,379,796
7.500% 4/15/32 (b)	1,457,000	1,429,124
MasTec, Inc.
4.500% 8/15/28 (b) (c)	1,815,000	1,731,350
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (b)	879,000	894,383
		8,446,053
Entertainment — 0.7%
Live Nation Entertainment, Inc.
3.750% 1/15/28 (b)	19,000	17,649
4.750% 10/15/27 (b)	930,000	891,242

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	$987,000	$919,383
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.000% 8/01/30 (b) (c)	684,000	701,955
		2,530,229
Environmental Controls — 0.2%
Enviri Corp.
5.750% 7/31/27 (b)	847,000	805,102
Food — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.875% 2/15/30 (b)	952,500	900,113
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% 1/15/32	3,863,000	3,334,844
3.750% 12/01/31	400,000	350,216
Pilgrim's Pride Corp.
4.250% 4/15/31 (b)	2,285,000	2,079,657
		6,664,830
Hand & Machine Tools — 1.5%
Regal Rexnord Corp.
6.400% 4/15/33	5,539,000	5,667,422
Health Care - Products — 0.5%
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250% 4/01/29 (b)	320,000	323,622
Neogen Food Safety Corp.
8.625% 7/20/30 (b) (c)	1,658,000	1,789,963
		2,113,585
Health Care - Services — 4.6%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	1,415,000	1,112,516
5.250% 5/15/30 (b)	50,000	41,225
5.625% 3/15/27 (b)	556,000	517,751
6.000% 1/15/29 (b)	1,141,000	1,006,940
6.875% 4/15/29 (b)	472,000	360,940
10.875% 1/15/32 (b)	444,000	462,109
LifePoint Health, Inc.
9.875% 8/15/30 (b)	2,140,000	2,282,147
10.000% 6/01/32 (b)	1,287,000	1,315,846
11.000% 10/15/30 (b)	1,964,000	2,163,872
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	1,237,000	1,164,309
Radiology Partners, Inc.
7.775% 1/31/29 (b)	1,046,732	981,311
9.781% 2/15/30 (b)	3,620,816	2,896,653
Tenet Healthcare Corp.
4.375% 1/15/30	1,178,000	1,091,955
6.125% 6/15/30	2,081,000	2,066,948
		17,464,522
Home Builders — 1.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (b)	1,241,000	1,118,085

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beazer Homes USA, Inc.
7.500% 3/15/31 (b)	$744,000	$742,448
Mattamy Group Corp.
4.625% 3/01/30 (b)	5,293,000	4,892,685
5.250% 12/15/27 (b)	25,000	24,290
		6,777,508
Housewares — 0.3%
Newell Brands, Inc.
5.700% STEP 4/01/26	419,000	413,848
6.375% 9/15/27 (c)	291,000	286,968
6.875% STEP 4/01/36	417,000	373,320
		1,074,136
Insurance — 0.9%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.
7.625% 10/15/25 (b)	3,333,066	3,339,102
Internet — 0.5%
Getty Images, Inc.
9.750% 3/01/27 (b)	1,830,000	1,833,646
Investment Companies — 1.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% 7/01/34 (b) (e)	1,588,000	1,554,574
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 5/15/26	5,270,000	5,228,391
		6,782,965
Leisure Time — 3.9%
Carnival Corp.
7.625% 3/01/26 (b)	651,000	657,435
5.750% 3/01/27 (b)	1,023,000	1,010,645
6.000% 5/01/29 (b)	3,068,000	3,030,631
7.000% 8/15/29 (b)	184,000	190,732
Life Time, Inc.
8.000% 4/15/26 (b)	398,000	402,682
NCL Corp. Ltd.
5.875% 3/15/26 (b)	781,000	772,114
5.875% 2/15/27 (b)	224,000	221,074
8.375% 2/01/28 (b)	668,000	698,021
NCL Finance Ltd.
6.125% 3/15/28 (b) (c)	620,000	612,271
Royal Caribbean Cruises Ltd.
4.250% 7/01/26 (b)	1,609,000	1,557,185
5.500% 8/31/26 (b)	601,000	594,316
5.375% 7/15/27 (b)	451,000	444,064
5.500% 4/01/28 (b)	504,000	497,571
Sabre GLBL, Inc.
8.625% 6/01/27 (b)	2,924,000	2,693,781
Sabre Global, Inc., Convertible,
7.320% 8/01/26	500,000	459,500

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Viking Cruises Ltd.
7.000% 2/15/29 (b)	$1,128,000	$1,134,010
		14,976,032
Lodging — 0.8%
MGM Resorts International
6.500% 4/15/32	952,500	948,167
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	1,046,000	1,039,348
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (b)	1,071,000	998,433
		2,985,948
Media — 5.0%
Altice Financing SA
5.000% 1/15/28 (b)	464,000	352,839
5.750% 8/15/29 (b)	699,000	507,514
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	2,361,000	1,927,617
4.250% 1/15/34 (b)	3,376,000	2,562,579
4.500% 5/01/32	853,000	687,024
CSC Holdings LLC
5.750% 1/15/30 (b)	939,000	354,423
7.500% 4/01/28 (b)	800,000	424,573
11.750% 1/31/29 (b)	1,850,000	1,577,780
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (b)	847,000	357,527
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875% 8/15/27 (b)	3,333,000	3,134,974
DISH DBS Corp.
5.125% 6/01/29	380,000	150,484
7.375% 7/01/28	1,266,000	538,404
DISH Network Corp.
11.750% 11/15/27 (b)	818,000	802,049
Gray Television, Inc.
5.375% 11/15/31 (b)	747,000	423,456
7.000% 5/15/27 (b) (c)	195,000	179,537
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (b)	1,385,000	1,297,101
McGraw-Hill Education, Inc.
5.750% 8/01/28 (b)	910,000	877,510
Time Warner Cable Enterprises LLC
8.375% 7/15/33	836,000	923,640
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	236,000	200,113
5.500% 5/15/29 (b)	1,317,000	1,203,937
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (b)	588,000	523,206
		19,006,287
Mining — 1.1%
Constellium SE
3.750% 4/15/29 (b)	2,250,000	2,039,911
First Quantum Minerals Ltd.
9.375% 3/01/29 (b)	1,397,000	1,459,691

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Novelis Corp.
3.250% 11/15/26 (b)	$304,000	$286,065
3.875% 8/15/31 (b)	313,000	270,990
		4,056,657
Miscellaneous - Manufacturing — 0.6%
Amsted Industries, Inc.
5.625% 7/01/27 (b)	2,435,000	2,394,680
Oil & Gas — 4.0%
Apache Corp.
4.750% 4/15/43 (c)	816,000	652,805
5.100% 9/01/40	607,000	517,984
5.350% 7/01/49	910,000	761,850
CVR Energy, Inc.
5.750% 2/15/28 (b)	1,011,000	937,460
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (b)	443,000	427,915
6.000% 2/01/31 (b)	1,792,000	1,710,347
Nabors Industries Ltd.
7.250% 1/15/26 (b)	983,000	997,340
Nabors Industries, Inc.
7.375% 5/15/27 (b)	777,000	790,357
Occidental Petroleum Corp.
6.200% 3/15/40	1,570,000	1,573,060
6.600% 3/15/46	801,000	835,630
Parkland Corp.
4.625% 5/01/30 (b)	795,000	725,075
5.875% 7/15/27 (b)	2,479,000	2,446,498
Sunoco LP/Sunoco Finance Corp.
5.875% 3/15/28	245,000	243,933
7.000% 9/15/28 (b)	510,000	522,754
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	132,300	132,134
Transocean, Inc.
8.250% 5/15/29 (b)	978,000	980,424
8.500% 5/15/31 (b)	978,000	978,420
		15,233,986
Oil & Gas Services — 0.8%
Weatherford International Ltd.
8.625% 4/30/30 (b)	2,835,000	2,937,732
Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (b) (c)	1,162,000	983,349
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (b)	2,181,000	2,134,446
Graham Packaging Co., Inc.
7.125% 8/15/28 (b)	1,295,000	1,223,337
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (b)	2,895,000	2,952,875
9.250% 4/15/27 (b)	1,077,000	1,077,691

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Trident TPI Holdings, Inc.
12.750% 12/31/28 (b)	$527,000	$575,592
		8,947,290
Pharmaceuticals — 3.8%
1375209 BC Ltd.
9.000% 1/30/28 (b) (c)	4,352,000	4,184,781
AdaptHealth LLC
4.625% 8/01/29 (b)	1,000,000	866,506
5.125% 3/01/30 (b)	2,000,000	1,749,513
Bausch Health Cos., Inc.
4.875% 6/01/28 (b) (c)	1,347,000	1,008,041
5.500% 11/01/25 (b)	870,000	810,431
14.000% 10/15/30 (b)	286,000	220,220
Grifols SA
4.750% 10/15/28 (b) (c)	2,379,000	2,053,016
Herbalife Ltd., Convertible,
4.250% 6/15/28 (b)	399,000	366,282
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (b)	1,064,000	1,044,983
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (b)	246,000	170,433
12.250% 4/15/29 (b)	875,000	872,163
Organon & Co./Organon Foreign Debt Co.-Issuer BV
6.750% 5/15/34 (b)	680,000	679,059
7.875% 5/15/34 (b)	516,000	530,192
		14,555,620
Pipelines — 6.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.250% 7/15/32 (b)	572,000	588,101
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	4,376,000	4,148,124
Energy Transfer LP
5 yr. CMT + 5.694% 6.500% VRN (f)	500,000	493,175
5 yr. CMT + 5.306% 7.125% VRN (f)	700,000	693,378
EnLink Midstream Partners LP
4.150% 6/01/25	27,000	26,534
5.050% 4/01/45	160,000	131,510
5.450% 6/01/47	380,000	329,671
5.600% 4/01/44	1,488,000	1,319,775
EQM Midstream Partners LP
6.000% 7/01/25 (b)	339,000	339,067
6.500% 7/01/27 (b)	763,000	771,192
7.500% 6/01/27 (b)	832,000	849,648
7.500% 6/01/30 (b)	176,000	187,825
Flex Intermediate Holdco LLC
3.363% 6/30/31 (b)	2,185,000	1,818,055
Genesis Energy LP/Genesis Energy Finance Corp.
7.875% 5/15/32	379,000	382,612
8.000% 1/15/27	553,000	565,420
8.250% 1/15/29	750,000	774,254
Harvest Midstream I LP
7.500% 9/01/28 (b)	1,911,000	1,941,574
Hess Midstream Operations LP
6.500% 6/01/29 (b)	263,000	266,619

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ITT Holdings LLC
6.500% 8/01/29 (b)	$4,327,000	$3,920,287
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (b)	624,000	635,800
8.375% 2/15/32 (b)	1,102,000	1,118,965
Northriver Midstream Finance LP
6.750% 7/15/32 (b) (e)	789,000	790,381
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	869,000	791,433
4.125% 8/15/31 (b)	994,000	891,982
		23,775,382
Private Equity — 1.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (b)	1,520,000	1,433,280
8.000% 6/15/27 (b)	2,143,000	2,227,944
		3,661,224
Real Estate Investment Trusts (REITS) — 1.1%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (b)	866,000	758,734
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.500% 9/30/28 (b)	135,000	118,772
RLJ Lodging Trust LP
4.000% 9/15/29 (b)	2,345,000	2,071,175
Service Properties Trust
4.950% 2/15/27	284,000	258,078
5.500% 12/15/27	505,000	469,114
8.375% 6/15/29	470,000	462,013
		4,137,886
Retail — 3.9%
1011778 BC ULC/New Red Finance, Inc.
6.125% 6/15/29 (b)	1,577,000	1,582,716
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	655,090
6.875% 11/01/35	1,478,000	1,490,600
BlueLinx Holdings, Inc.
6.000% 11/15/29 (b)	1,578,000	1,467,475
Carvana Co.
14.000% 6/01/31 (b)	63,000	70,855
CEC Entertainment LLC
6.750% 5/01/26 (b)	855,000	848,070
PetSmart, Inc./PetSmart Finance Corp.
4.750% 2/15/28 (b)	610,000	566,615
7.750% 2/15/29 (b)	1,096,000	1,067,360
Raising Cane's Restaurants LLC
9.375% 5/01/29 (b)	294,000	317,531
Sonic Automotive, Inc.
4.625% 11/15/29 (b)	585,000	528,032
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.375% 9/30/26 (b)	1,918,000	1,884,489
Staples, Inc.
10.750% 9/01/29 (b)	832,000	790,672
12.750% 1/15/30 (b)	602,744	468,971

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	$1,271,000	$1,144,585
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (b)	2,169,000	1,990,436
		14,873,497
Software — 1.4%
Boxer Parent Co., Inc.
9.125% 3/01/26 (b)	158,000	158,123
Cloud Software Group, Inc.
6.500% 3/31/29 (b)	1,504,000	1,444,313
8.250% 6/30/32 (b)	445,000	453,564
9.000% 9/30/29 (b)	1,129,000	1,095,379
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b)	934,000	910,996
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	1,317,000	1,138,857
		5,201,232
Telecommunications — 5.1%
C&W Senior Finance Ltd.
6.875% 9/15/27 (b)	2,136,000	2,049,425
Connect Finco SARL/Connect US Finco LLC
6.750% 10/01/26 (b)	3,042,000	2,935,990
Consolidated Communications, Inc.
5.000% 10/01/28 (b)	1,858,000	1,536,797
6.500% 10/01/28 (b)	790,000	675,139
Frontier Communications Holdings LLC
6.000% 1/15/30 (b) (c)	2,191,000	1,906,086
6.750% 5/01/29 (b)	902,000	827,367
8.625% 3/15/31 (b)	3,081,000	3,173,820
Hughes Satellite Systems Corp.
6.625% 8/01/26	2,280,000	1,060,157
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	587,000	546,129
Level 3 Financing, Inc.
4.500% 4/01/30 (b)	557,000	302,746
11.000% 11/15/29 (b)	3,793,000	3,881,388
Viasat, Inc.
6.500% 7/15/28 (b) (c)	376,000	284,642
		19,179,686
Transportation — 1.7%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b) (c)	1,473,000	1,357,026
Genesee & Wyoming, Inc.
6.250% 4/15/32 (b)	1,297,000	1,292,141

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Seaspan Corp.
5.500% 8/01/29 (b)	$4,074,320	$3,636,590
		6,285,757

TOTAL CORPORATE DEBT (Cost $334,637,019)		325,949,147

TOTAL BONDS & NOTES (Cost $370,784,570)		362,102,019

TOTAL LONG-TERM INVESTMENTS (Cost $370,784,570)		362,102,019

SHORT-TERM INVESTMENTS — 9.0%
Commercial Paper — 4.5%
Avangrid, Inc.
5.500% 7/03/24 (b)	3,000,000	2,997,672
Eversource Energy
5.737% 7/15/24 (b)	5,000,000	4,987,159
J M Smucker Co.
5.508% 7/01/24 (b)	5,000,000	4,997,740
L3Harris Technologies, Inc.
5.670% 7/02/24 (b)	4,000,000	3,997,588
		16,980,159

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	17,141,988	17,141,988

TOTAL SHORT-TERM INVESTMENTS (Cost $34,124,283)		34,122,147

TOTAL INVESTMENTS — 104.7% (Cost $404,908,853) (h)		396,224,166

Other Assets/(Liabilities) — (4.7)%		(17,741,453)

NET ASSETS — 100.0%		$378,482,713

Abbreviation Legend

CMT	Constant Maturity Treasury Index
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2024 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $297,450,098 or 78.59% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $17,930,544 or 4.74% of net assets. The Fund received $1,202,544 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $384,160 or 0.10% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Security is perpetual and has no stated maturity date.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Balanced Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.5%

COMMON STOCK — 64.5%
Communication Services — 2.2%
Electronic Arts, Inc.	1,504	$209,552
Netflix, Inc. (a)	798	538,554
Omnicom Group, Inc.	1,021	91,584
Verizon Communications, Inc.	22,548	929,880
Walt Disney Co.	5,118	508,166
		2,277,736
Consumer Discretionary — 5.5%
Aptiv PLC (a)	584	41,125
AutoZone, Inc. (a)	127	376,441
Booking Holdings, Inc.	182	720,993
Chipotle Mexican Grill, Inc. (a)	4,600	288,190
DR Horton, Inc.	857	120,777
eBay, Inc.	2,928	157,292
Ford Motor Co.	21,757	272,833
Garmin Ltd.	968	157,706
Genuine Parts Co.	458	63,350
Hilton Worldwide Holdings, Inc.	1,093	238,493
Home Depot, Inc.	3,299	1,135,648
Las Vegas Sands Corp.	1,727	76,420
Lowe's Cos., Inc.	3,350	738,541
Lululemon Athletica, Inc. (a)	245	73,181
Marriott International, Inc. Class A	724	175,041
NIKE, Inc. Class B	2,232	168,226
Ross Stores, Inc.	1,124	163,340
Royal Caribbean Cruises Ltd. (a)	286	45,597
TJX Cos., Inc.	4,067	447,777
Ulta Beauty, Inc. (a)	153	59,038
Yum! Brands, Inc.	1,210	160,277
		5,680,286
Consumer Staples — 4.8%
Brown-Forman Corp. Class B	272	11,748
Church & Dwight Co., Inc.	475	49,248
Coca-Cola Co.	9,673	615,686
Colgate-Palmolive Co.	5,647	547,985
Constellation Brands, Inc. Class A	401	103,169
Dollar General Corp.	391	51,702
Dollar Tree, Inc. (a)	259	27,653
Estee Lauder Cos., Inc. Class A	266	28,302
General Mills, Inc.	7,505	474,766
Hershey Co.	421	77,392
Hormel Foods Corp.	647	19,727
Kellanova	1,384	79,829
Kenvue, Inc.	1,800	32,724

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Keurig Dr Pepper, Inc.	1,267	$42,318
Kimberly-Clark Corp.	1,122	155,060
Kroger Co.	4,188	209,107
McCormick & Co., Inc.	259	18,374
Mondelez International, Inc. Class A	3,431	224,525
PepsiCo, Inc.	3,836	632,672
Procter & Gamble Co.	7,251	1,195,835
Sysco Corp.	1,266	90,380
Target Corp.	1,702	251,964
		4,940,166
Energy — 2.0%
Baker Hughes Co.	2,830	99,531
Cheniere Energy, Inc.	2,744	479,734
Halliburton Co.	5,458	184,371
Kinder Morgan, Inc.	34,058	676,732
ONEOK, Inc.	1,168	95,250
Schlumberger NV	2,923	137,907
Williams Cos., Inc.	8,481	360,443
		2,033,968
Financials — 7.8%
Aflac, Inc.	1,731	154,596
Allstate Corp.	1,480	236,297
American Express Co.	2,289	530,018
Ameriprise Financial, Inc.	264	112,778
Aon PLC Class A	236	69,285
Apollo Global Management, Inc.	320	37,782
Arch Capital Group Ltd. (a)	1,772	178,777
Arthur J Gallagher & Co.	292	75,719
Bank of New York Mellon Corp.	933	55,877
BlackRock, Inc.	157	123,609
Blackstone, Inc.	700	86,660
Block, Inc. (a)	133	8,577
Charles Schwab Corp.	1,453	107,072
Chubb Ltd.	2,530	645,352
CME Group, Inc.	757	148,826
Discover Financial Services	697	91,175
Fidelity National Information Services, Inc.	3,561	268,357
Fifth Third Bancorp	1,454	53,056
Fiserv, Inc. (a)	2,924	435,793
Global Payments, Inc.	443	42,838
Hartford Financial Services Group, Inc.	3,601	362,045
Intercontinental Exchange, Inc.	902	123,475
KKR & Co., Inc.	497	52,304
M&T Bank Corp.	397	60,090
Marsh & McLennan Cos., Inc.	1,068	225,049
MetLife, Inc.	4,063	285,182
Moody's Corp.	238	100,181
Morgan Stanley	2,632	255,804
MSCI, Inc.	65	31,314
Nasdaq, Inc.	633	38,145
NU Holdings Ltd. Class A (a)	2,405	31,000
PayPal Holdings, Inc. (a)	2,942	170,724
Principal Financial Group, Inc.	409	32,086
Progressive Corp.	3,894	808,823
Prudential Financial, Inc.	1,341	157,152

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Regions Financial Corp.	1,691	$33,888
S&P Global, Inc.	310	138,260
State Street Corp.	855	63,270
T. Rowe Price Group, Inc.	369	42,549
Travelers Cos., Inc.	1,261	256,412
Truist Financial Corp.	1,067	41,453
Visa, Inc. Class A	4,677	1,227,572
Willis Towers Watson PLC	398	104,332
		8,103,554
Health Care — 7.9%
Abbott Laboratories	3,180	330,434
Agilent Technologies, Inc.	497	64,426
Align Technology, Inc. (a)	47	11,347
Amgen, Inc.	890	278,080
Baxter International, Inc.	674	22,545
Becton Dickinson & Co.	504	117,790
Biogen, Inc. (a)	98	22,718
BioNTech SE ADR (a)	285	22,903
Boston Scientific Corp. (a)	3,524	271,383
Bristol-Myers Squibb Co.	4,103	170,398
Cardinal Health, Inc.	549	53,978
Cencora, Inc.	624	140,587
Centene Corp. (a)	1,058	70,145
Cigna Group	1,347	445,278
CVS Health Corp.	5,066	299,198
Danaher Corp.	746	186,388
Dexcom, Inc. (a)	133	15,080
Edwards Lifesciences Corp. (a)	529	48,864
Elevance Health, Inc.	584	316,446
Eli Lilly & Co.	1,194	1,081,024
Gilead Sciences, Inc.	2,224	152,589
GRAIL, Inc. (a)	9	143
Humana, Inc.	51	19,056
IDEXX Laboratories, Inc. (a)	60	29,232
Illumina, Inc. (a)	56	5,845
Intuitive Surgical, Inc. (a)	237	105,429
IQVIA Holdings, Inc. (a)	253	53,494
McKesson Corp.	669	390,723
Medtronic PLC	3,250	255,808
Merck & Co., Inc.	8,552	1,058,738
Mettler-Toledo International, Inc. (a)	28	39,133
Moderna, Inc. (a)	92	10,925
Pfizer, Inc.	4,086	114,326
Regeneron Pharmaceuticals, Inc. (a)	242	254,349
Stryker Corp.	528	179,652
Thermo Fisher Scientific, Inc.	728	402,584
UnitedHealth Group, Inc.	1,437	731,807
Veeva Systems, Inc. Class A (a)	127	23,242
Vertex Pharmaceuticals, Inc. (a)	550	257,796
Waters Corp. (a)	60	17,407
West Pharmaceutical Services, Inc.	53	17,458
Zoetis, Inc.	369	63,970
		8,152,718
Industrials — 4.8%
AMETEK, Inc.	688	114,696

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Automatic Data Processing, Inc.	787	$187,849
Carrier Global Corp.	884	55,763
Cintas Corp.	261	182,768
Copart, Inc. (a)	1,820	98,571
CSX Corp.	7,524	251,678
Cummins, Inc.	1,147	317,639
Deere & Co.	759	283,585
Eaton Corp. PLC	739	231,713
Emerson Electric Co.	650	71,604
FedEx Corp.	535	160,414
Honeywell International, Inc.	1,567	334,617
Illinois Tool Works, Inc.	706	167,294
Ingersoll Rand, Inc.	975	88,569
Johnson Controls International PLC	786	52,245
Norfolk Southern Corp.	311	66,769
Otis Worldwide Corp.	993	95,586
Paychex, Inc.	471	55,842
Republic Services, Inc.	1,837	357,003
Rockwell Automation, Inc.	133	36,612
Trane Technologies PLC	559	183,872
Union Pacific Corp.	1,148	259,747
United Parcel Service, Inc. Class B	857	117,280
United Rentals, Inc.	207	133,873
Verisk Analytics, Inc.	298	80,326
Vertiv Holdings Co. Class A	862	74,623
W.W. Grainger, Inc.	219	197,591
Waste Connections, Inc.	1,059	185,706
Waste Management, Inc.	2,475	528,017
Xylem, Inc.	230	31,195
		5,003,047
Information Technology — 25.1%
Accenture PLC Class A	1,989	603,483
Adobe, Inc. (a)	729	404,989
Advanced Micro Devices, Inc. (a)	1,146	185,893
Amphenol Corp. Class A	5,561	374,645
Analog Devices, Inc.	854	194,934
ANSYS, Inc. (a)	142	45,653
Apple, Inc.	22,954	4,834,571
Applied Materials, Inc.	3,363	793,634
Arista Networks, Inc. (a)	437	153,160
Autodesk, Inc. (a)	324	80,174
Broadcom, Inc.	873	1,401,628
Cadence Design Systems, Inc. (a)	789	242,815
CDW Corp.	557	124,679
Cisco Systems, Inc.	11,806	560,903
Cognizant Technology Solutions Corp. Class A	1,261	85,748
Corning, Inc.	1,747	67,871
Crowdstrike Holdings, Inc. Class A (a)	443	169,753
Dell Technologies, Inc. Class C	1,302	179,559
Fortinet, Inc. (a)	1,247	75,157
Gartner, Inc. (a)	208	93,404
GLOBALFOUNDRIES, Inc. (a)	71	3,590
Hewlett Packard Enterprise Co.	7,413	156,933
HP, Inc.	2,108	73,822
HubSpot, Inc. (a)	60	35,387
Intel Corp.	5,862	181,546
International Business Machines Corp.	5,233	905,047

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intuit, Inc.	736	$483,707
Keysight Technologies, Inc. (a)	369	50,461
KLA Corp.	510	420,500
Lam Research Corp.	504	536,684
Marvell Technology, Inc.	826	57,737
Micron Technology, Inc.	1,474	193,875
Microsoft Corp.	10,972	4,903,935
Monolithic Power Systems, Inc.	60	49,301
Motorola Solutions, Inc.	735	283,747
NetApp, Inc.	1,144	147,347
NVIDIA Corp.	35,956	4,442,004
Oracle Corp.	2,653	374,604
Palo Alto Networks, Inc. (a)	398	134,926
Roper Technologies, Inc.	344	193,899
Salesforce, Inc.	2,609	670,774
ServiceNow, Inc. (a)	480	377,602
Snowflake, Inc. Class A (a)	164	22,155
Super Micro Computer, Inc. (a)	27	22,122
Synopsys, Inc. (a)	230	136,864
TE Connectivity Ltd.	910	136,891
Texas Instruments, Inc.	1,697	330,117
Workday, Inc. Class A (a)	346	77,352
		26,075,582
Materials — 1.7%
Air Products & Chemicals, Inc.	94	24,257
Ball Corp.	373	22,388
Dow, Inc.	2,159	114,535
DuPont de Nemours, Inc.	1,827	147,055
Ecolab, Inc.	615	146,370
International Flavors & Fragrances, Inc.	195	18,566
Linde PLC (LIN US)	1,964	861,823
LyondellBasell Industries NV Class A	1,537	147,029
Martin Marietta Materials, Inc.	102	55,264
Newmont Corp. (NEM US)	289	12,100
PPG Industries, Inc.	415	52,244
Sherwin-Williams Co.	515	153,691
Vulcan Materials Co.	182	45,260
		1,800,582
Real Estate — 0.9%
Alexandria Real Estate Equities, Inc.	289	33,804
American Tower Corp.	430	83,583
AvalonBay Communities, Inc.	341	70,549
CBRE Group, Inc. Class A (a)	684	60,951
Crown Castle, Inc.	607	59,304
Digital Realty Trust, Inc.	423	64,317
Equinix, Inc.	116	87,766
Equity Residential	1,100	76,274
Extra Space Storage, Inc.	172	26,731
Prologis, Inc.	703	78,954
Public Storage	398	114,485
SBA Communications Corp.	87	17,078
Simon Property Group, Inc.	739	112,180
Ventas, Inc.	699	35,831

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VICI Properties, Inc.	2,301	$65,901
		987,708
Utilities — 1.8%
Ameren Corp.	482	34,275
American Electric Power Co., Inc.	1,080	94,759
American Water Works Co., Inc.	101	13,045
CMS Energy Corp.	692	41,195
Consolidated Edison, Inc.	882	78,869
Dominion Energy, Inc.	818	40,082
Duke Energy Corp.	4,091	410,041
Edison International	851	61,110
Entergy Corp.	655	70,085
Eversource Energy	680	38,563
Exelon Corp.	3,159	109,333
FirstEnergy Corp.	669	25,603
NextEra Energy, Inc.	1,819	128,803
PPL Corp.	3,925	108,526
Public Service Enterprise Group, Inc.	2,833	208,792
Sempra	1,054	80,167
Southern Co.	2,197	170,421
WEC Energy Group, Inc.	1,470	115,336
Xcel Energy, Inc.	1,743	93,094
		1,922,099

TOTAL COMMON STOCK (Cost $54,506,545)		66,977,446

TOTAL EQUITIES (Cost $54,506,545)		66,977,446

	Principal Amount
BONDS & NOTES — 36.4%
CORPORATE DEBT — 11.0%
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.700% 9/15/51	$49,000	29,958
Bunge Ltd. Finance Corp.
1.630% 8/17/25	13,000	12,433
3.250% 8/15/26	47,000	44,959
		87,350
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1A, Class EETC,
2.875% 1/11/36	63,450	54,358
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	41,497	40,994
		95,352
Auto Manufacturers — 0.2%
General Motors Financial Co., Inc.
5.800% 6/23/28	72,000	72,882

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PACCAR Financial Corp.
4.600% 1/10/28	$91,000	$90,117
		162,999
Banks — 2.8%
Australia & New Zealand Banking Group Ltd. 5 yr. CMT + 1.700%
2.570% VRN 11/25/35 (b)	225,000	184,732
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	162,000	129,125
4.183% 11/25/27	41,000	39,581
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38	23,000	20,318
3 mo. USD Term SOFR + 1.572% 4.271% VRN 7/23/29	18,000	17,343
4.750% 4/21/45	63,000	56,046
1 day USD SOFR + 1.910% 5.288% VRN 4/25/34	69,000	68,276
5 yr. CMT + 3.231% 6.125% VRN (c)	162,000	162,872
7.750% 5/14/38	20,000	23,783
Bank of New York Mellon Corp. 5 yr. CMT + 2.630%
3.750% VRN (c)	156,000	143,955
Bank of Nova Scotia
4.500% 12/16/25	36,000	35,426
Citigroup, Inc.
4.450% 9/29/27	27,000	26,318
1 day USD SOFR + 2.086% 4.910% VRN 5/24/33	71,000	68,178
1 day USD SOFR + 1.364% 5.174% VRN 2/13/30	37,000	36,784
5.500% 9/13/25	54,000	53,941
5.875% 1/30/42	18,000	18,454
6.000% 10/31/33	16,000	16,398
6.625% 6/15/32	14,000	14,943
8.125% 7/15/39	14,000	17,502
Comerica, Inc. 1 day USD SOFR + 2.155%
5.982% VRN 1/30/30	27,000	26,604
Cooperatieve Rabobank UA 1 yr. CMT + 0.550%
1.106% VRN 2/24/27 (b)	250,000	232,205
Fifth Third Bancorp
1 day USD SOFR + 1.840% 5.631% VRN 1/29/32	28,000	27,756
1 day USD SOFR + 2.340% 6.339% VRN 7/27/29	14,000	14,351
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27	227,000	211,812
4.250% 10/21/25	32,000	31,439
1 day USD SOFR + 1.552% 5.851% VRN 4/25/35	63,000	64,533
5.950% 1/15/27	72,000	73,217
6.750% 10/01/37	32,000	34,523
Huntington Bancshares, Inc. 1 day USD SOFR + 2.020%
6.208% VRN 8/21/29	29,000	29,610
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 1.422% 3.702% VRN 5/06/30	160,000	149,605
1 day USD SOFR + 1.845% 5.350% VRN 6/01/34	53,000	52,765
5.600% 7/15/41	41,000	41,701
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	162,733
Morgan Stanley
1 day USD SOFR + 1.485% 3.217% VRN 4/22/42	44,000	32,934
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30	79,000	76,424
1 day USD SOFR + 1.870% 5.250% VRN 4/21/34	73,000	71,858
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.933% 5.068% VRN 1/24/34	54,000	52,194
1 day USD SOFR + 1.841% 5.582% VRN 6/12/29	85,000	85,930

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Truist Financial Corp. 1 day USD SOFR + 1.620%
5.435% VRN 1/24/30	$40,000	$39,896
US Bancorp
1 day USD SOFR + 1.600% 4.839% VRN 2/01/34	79,000	74,895
1 day USD SOFR + 2.020% 5.775% VRN 6/12/29	66,000	66,999
Wells Fargo & Co.
1 day USD SOFR + 2.020% 5.389% VRN 4/24/34	67,000	66,234
1 day USD SOFR + 1.990% 5.557% VRN 7/25/34	54,000	53,960
5 yr. CMT + 3.606% 7.625% VRN (c)	30,000	31,947
		2,940,100
Biotechnology — 0.4%
Amgen, Inc.
2.200% 2/21/27	347,000	321,887
5.250% 3/02/33	54,000	53,843
5.650% 3/02/53	36,000	35,454
		411,184
Building Materials — 0.0%
Carrier Global Corp.
6.200% 3/15/54	19,000	20,342
Commercial Services — 0.3%
ERAC USA Finance LLC
5.000% 2/15/29 (b)	42,000	41,888
Moody's Corp.
4.250% 2/01/29	209,000	203,278
PayPal Holdings, Inc.
3.250% 6/01/50	27,000	18,280
Triton Container International Ltd.
3.150% 6/15/31 (b)	100,000	83,115
		346,561
Computers — 0.2%
Apple, Inc.
2.650% 5/11/50	27,000	17,232
3.000% 6/20/27	177,000	168,591
		185,823
Diversified Financial Services — 0.6%
Air Lease Corp.
2.200% 1/15/27	64,000	59,083
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	94,480
Charles Schwab Corp.
10 yr. CMT + 3.079% 4.000% VRN (c)	93,000	79,423
5.875% 8/24/26	115,000	116,322
LPL Holdings, Inc.
6.000% 5/20/34	48,000	47,928
LSEGA Financing PLC
1.375% 4/06/26 (b)	218,000	203,344
		600,580

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.1%
MidAmerican Energy Co.
5.300% 2/01/55	$20,000	$19,035
Nevada Power Co.
6.650% 4/01/36	20,000	21,529
Xcel Energy, Inc.
6.500% 7/01/36	99,000	103,486
		144,050
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.141% 3/15/52	49,000	38,152
Environmental Controls — 0.0%
Republic Services, Inc.
5.000% 4/01/34	28,000	27,406
Food — 0.3%
Conagra Brands, Inc.
4.850% 11/01/28	170,000	167,078
General Mills, Inc.
3.000% 2/01/51	112,000	71,289
Ingredion, Inc.
3.200% 10/01/26	25,000	23,874
Mars, Inc.
3.950% 4/01/49 (b)	67,000	53,111
		315,352
Health Care - Services — 0.5%
Humana, Inc.
5.950% 3/15/34	123,000	125,737
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	79,531
3.002% 6/01/51	80,000	53,320
Mayo Clinic
3.196% 11/15/61	106,000	70,899
Providence St. Joseph Health Obligated Group
2.700% 10/01/51	93,000	55,087
Quest Diagnostics, Inc.
6.400% 11/30/33	47,000	50,309
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	22,696
5.050% 4/15/53	20,000	18,525
5.875% 2/15/53	25,000	25,963
		502,067
Insurance — 0.8%
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	104,000	101,830
Arch Capital Finance LLC
5.031% 12/15/46	27,000	24,455
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	35,288
Athene Holding Ltd.
3.950% 5/25/51	16,000	11,442
6.250% 4/01/54	37,000	37,024

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Brighthouse Financial, Inc.
3.850% 12/22/51	$68,000	$43,237
GA Global Funding Trust
1.625% 1/15/26 (b)	37,000	34,791
Jackson Financial, Inc.
5.170% 6/08/27	78,000	77,754
Marsh & McLennan Cos., Inc.
5.450% 3/15/53	16,000	15,565
5.700% 9/15/53	42,000	42,422
New York Life Global Funding
4.550% 1/28/33 (b)	47,000	44,692
New York Life Insurance Co.
3.750% 5/15/50 (b)	23,000	17,172
Pacific Life Global Funding II
5.500% 8/28/26 (b)	64,000	64,284
Prudential Financial, Inc.
5 yr. CMT + 3.035% 3.700% VRN 10/01/50	18,000	15,657
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	99,000	97,132
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	43,585
3.900% 5/15/29	54,000	50,617
USF&G Capital I
8.500% 12/15/45 (b)	35,000	35,077
		792,024
Internet — 0.0%
Alphabet, Inc.
2.250% 8/15/60	32,000	17,713
Investment Companies — 0.2%
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	146,268
Machinery - Diversified — 0.0%
AGCO Corp.
5.450% 3/21/27	18,000	18,043
5.800% 3/21/34	23,000	22,910
		40,953
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850% 4/01/61	46,000	26,860
6.484% 10/23/45	32,000	29,228
Comcast Corp.
2.937% 11/01/56	43,000	25,938
3.400% 7/15/46	41,000	29,653
3.969% 11/01/47	23,000	17,939
Discovery Communications LLC
3.950% 3/20/28	56,000	52,336
Time Warner Cable LLC
6.750% 6/15/39	27,000	26,119
		208,073
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	62,365

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BP Capital Markets PLC 5 yr. CMT + 4.036%
4.375% VRN (c)	$12,000	$11,764
		74,129
Packaging & Containers — 0.3%
Berry Global, Inc.
1.570% 1/15/26	48,000	45,097
Silgan Holdings, Inc.
1.400% 4/01/26 (b)	49,000	45,434
WRKCo, Inc.
3.000% 6/15/33	27,000	22,701
4.650% 3/15/26	192,000	189,196
		302,428
Pharmaceuticals — 0.6%
AbbVie, Inc.
4.700% 5/14/45	67,000	60,521
5.050% 3/15/34	68,000	67,801
5.400% 3/15/54	45,000	44,497
Astrazeneca Finance LLC
5.000% 2/26/34	58,000	57,679
Bristol-Myers Squibb Co.
4.350% 11/15/47	27,000	22,493
6.250% 11/15/53	28,000	30,073
Cigna Group
4.800% 7/15/46	27,000	23,742
CVS Health Corp.
5.875% 6/01/53	17,000	16,290
6.125% 9/15/39	8,000	8,000
Eli Lilly & Co.
4.950% 2/27/63	33,000	30,674
Merck & Co., Inc.
5.000% 5/17/53	81,000	76,167
Pfizer Investment Enterprises Pte. Ltd.
4.450% 5/19/28	93,000	91,372
4.750% 5/19/33	61,000	59,433
		588,742
Pipelines — 0.8%
Enterprise Products Operating LLC
3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77	41,000	39,209
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78	27,000	25,219
Kinder Morgan, Inc.
3.250% 8/01/50	50,000	31,878
MPLX LP
1.750% 3/01/26	365,000	342,994
4.500% 4/15/38	27,000	23,543
5.650% 3/01/53	7,000	6,586
ONEOK, Inc.
6.350% 1/15/31	200,000	209,445
6.625% 9/01/53	46,000	49,088
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	95,933

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Williams Cos., Inc.
3.500% 10/15/51	$45,000	$31,130
		855,025
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	121,000	100,516
Real Estate Investment Trusts (REITS) — 1.0%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	78,000	63,171
5.150% 4/15/53	20,000	17,581
American Tower Corp.
1.600% 4/15/26	96,000	89,613
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	21,414
Crown Castle, Inc.
2.500% 7/15/31	88,000	72,711
3.700% 6/15/26	243,000	234,831
5.200% 2/15/49	11,000	9,968
Extra Space Storage LP
2.350% 3/15/32	65,000	51,778
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	74,228
Kimco Realty OP LLC
2.250% 12/01/31	58,000	46,551
Kite Realty Group LP
4.000% 10/01/26	110,000	106,409
Mid-America Apartments LP
5.300% 2/15/32	68,000	67,701
NNN REIT, Inc.
5.600% 10/15/33	40,000	39,799
Piedmont Operating Partnership LP
6.875% 7/15/29	23,000	22,724
Prologis LP
4.875% 6/15/28	75,000	74,633
Public Storage Operating Co.
5.350% 8/01/53	14,000	13,503
Realty Income Corp.
4.850% 3/15/30	30,000	29,402
Regency Centers LP
5.250% 1/15/34	25,000	24,348
		1,060,365
Retail — 0.3%
Home Depot, Inc.
2.375% 3/15/51	48,000	27,564
McDonald's Corp.
3.300% 7/01/25	100,000	97,907
5.450% 8/14/53	51,000	49,260
Starbucks Corp.
4.450% 8/15/49	86,000	70,782
Walmart, Inc.
4.500% 4/15/53	67,000	59,303
		304,816

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.2%
Micron Technology, Inc.
4.185% 2/15/27	$200,000	$194,376
5.300% 1/15/31	33,000	32,926
		227,302
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	42,000	27,204
Fiserv, Inc.
5.450% 3/15/34	86,000	85,461
Intuit, Inc.
5.500% 9/15/53	48,000	48,228
Microsoft Corp.
2.921% 3/17/52	80,000	54,308
Oracle Corp.
3.600% 4/01/40	197,000	151,417
5.550% 2/06/53	15,000	14,192
6.900% 11/09/52	53,000	59,323
		440,133
Telecommunications — 0.4%
Cisco Systems, Inc.
5.050% 2/26/34	36,000	35,973
T-Mobile USA, Inc.
5.050% 7/15/33	80,000	78,265
5.500% 1/15/55	36,000	34,715
6.000% 6/15/54	16,000	16,544
Verizon Communications, Inc.
3.700% 3/22/61	47,000	33,162
3.875% 2/08/29	180,000	171,080
		369,739
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	16,063

TOTAL CORPORATE DEBT (Cost $12,804,118)		11,421,607

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%
Automobile Asset-Backed Securities — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (b)	150,000	137,266
Enterprise Fleet Financing LLC, Series 2021-3, Class A3
1.220% 8/20/27 (b)	234,000	225,871
Fifth Third Auto Trust, Series 2023-1, Class A3
5.530% 8/15/28	131,000	131,460
Hyundai Auto Receivables Trust, Series 2021-C, Class A4
1.030% 12/15/27	140,000	133,407
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	66,128
		694,132

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 1.0%
Bank
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	$29,000	$25,500
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	28,879
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	24,330	21,651
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	45,637
Benchmark Mortgage Trust, Series 2019-B9, Class AAB
3.933% 3/15/52	247,417	238,870
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.814% 6.143% FRN 9/15/36 (b)	115,000	113,567
Series 2021-VOLT , Class C, 1 mo. USD Term SOFR + 1.214% 6.543% FRN 9/15/36 (b)	100,000	97,937
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.284% VRN 10/12/50 (d)	70,000	61,808
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.911% 2/13/53	140,000	123,431
Life Mortgage Trust
Series 2021-BMR , Class A, 1 mo. USD Term SOFR + 0.814% 6.144% FRN 3/15/38 (b)	98,297	96,515
Series 2021-BMR , Class B, 1 mo. USD Term SOFR + 0.994% 6.324% FRN 3/15/38 (b)	98,297	95,962
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (d)	20,000	18,161
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	30,000	28,074
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	9,085
		1,005,077
Other Asset-Backed Securities — 0.4%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (b)	130,000	117,833
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (b)	150,000	145,173
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (b)	123,030	113,610
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (b)	96,494	85,402
		462,018
Whole Loan Collateral Collateralized Mortgage Obligations — 1.5%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (b) (d)	195,655	167,677
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	214,650	195,023
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (b) (d)	120,338	95,754
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (b) (d)	98,690	81,886
Ellington Financial Mortgage Trust, Series 2022-3, Class A1,
5.000% STEP 8/25/67 (b)	191,934	189,954
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (b) (d)	202,902	173,772
JP Morgan Mortgage Trust, Series 2022-8, Class A4A,
4.000% VRN 1/25/53 (b) (d)	135,637	123,895
OBX Trust, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (b) (d)	200,255	173,495

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (b) (d)	$220,441	$187,371
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (b) (d)	240,872	208,033
		1,596,860

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,158,912)		3,758,087

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 9.4%
Pass-Through Securities — 9.4%
Federal Home Loan Mortgage Corp.
Pool #SD8212 2.500% 5/01/52	709,796	580,733
Pool #SD8174 3.000% 10/01/51	377,020	322,373
Pool #RA7484 4.000% 6/01/52	419,514	385,137
Pool #SD1351 4.500% 7/01/52	355,902	336,853
Pool #SD1628 5.000% 9/01/52	377,859	366,755
Pool #SD3386 5.500% 7/01/53	287,353	283,815
Pool #SD5060 5.500% 3/01/54	289,228	286,390
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	458,759	359,653
Pool #CB1782 2.000% 10/01/51	704,261	553,439
Pool #MA4437 2.000% 10/01/51	466,744	365,912
Pool #MA4562 2.000% 3/01/52	444,498	348,194
Pool #MA4361 2.500% 6/01/36	255,283	230,891
Pool #CB2074 2.500% 11/01/51	355,472	292,669
Pool #FS2635 2.500% 5/01/52	427,186	352,981
Pool #BO7245 3.000% 1/01/50	263,464	227,385
Pool #FS2600 3.000% 5/01/52	444,634	382,217
Pool #BU8819 3.500% 5/01/52	439,755	390,973
Pool #CB4891 4.500% 10/01/52	95,425	90,049
Pool #CB4404 5.000% 8/01/52	360,842	350,238
Pool #CB7859 5.500% 1/01/54	583,837	576,648
Government National Mortgage Association II, TBA 6.000% 7/20/54 (f)	375,000	376,611
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/39 (f)	1,500,000	1,318,476
3.000% 8/01/54 (f)	200,000	172,891
3.500% 7/01/54 (f)	500,000	442,539
6.000% 7/01/54 (f)	375,000	376,055
		9,769,877

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,441,886)		9,769,877

U.S. TREASURY OBLIGATIONS — 12.4%
U.S. Treasury Bonds & Notes — 12.4%
U.S. Treasury Bonds
2.250% 8/15/49	839,900	542,719
4.250% 2/15/54	861,600	820,405
4.625% 5/15/44	1,369,200	1,366,413
4.750% 11/15/43	100,000	101,323
U.S. Treasury Notes
2.750% 4/30/27	1,150,000	1,095,448
2.875% 4/30/29	1,050,000	981,713
3.500% 2/15/33	535,000	501,277

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 2/28/31	$127,000	$126,163
4.250% 6/30/31	150,000	149,133
4.375% 5/15/34	1,672,100	1,672,623
4.500% 5/31/29	1,051,700	1,058,690
4.500% 11/15/33	431,000	434,961
4.625% 6/15/27	1,194,400	1,197,719
4.625% 9/30/30	1,175,000	1,191,340
4.625% 5/31/31	1,182,400	1,201,254
4.875% 5/31/26	441,600	442,444
		12,883,625

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,308,576)		12,883,625

TOTAL BONDS & NOTES (Cost $40,713,492)		37,833,196

TOTAL LONG-TERM INVESTMENTS (Cost $95,220,037)		104,810,642

SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (g)	1,177,221	1,177,221
U.S. Treasury Bill — 0.1%
U.S. Treasury Bills
5.343% 9/05/24 (h) (i)	55,000	54,474

TOTAL SHORT-TERM INVESTMENTS (Cost $1,231,685)		1,231,695

TOTAL INVESTMENTS — 102.1% (Cost $96,451,722) (j)		106,042,337

Other Assets/(Liabilities) — (2.1)%		(2,207,112)

NET ASSETS — 100.0%		$103,835,225

Abbreviation Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $3,906,835 or 3.76% of net assets.
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Maturity value of $1,177,377. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $1,200,866.
(h)	The rate shown represents yield-to-maturity.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/24	4	$814,696	$2,179
U.S. Treasury Note 5 Year	9/30/24	4	423,509	2,804
				$4,983
Short
U.S. Treasury Note 10 Year	9/19/24	8	$(870,483)	$(9,392)
U.S. Treasury Ultra 10 Year	9/19/24	9	(1,012,480)	(9,301)
				$(18,693)

MassMutual Disciplined Value Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Communication Services — 4.7%
Comcast Corp. Class A	15,055	$589,554
Fox Corp. Class A	11,763	404,294
Omnicom Group, Inc.	2,196	196,981
Paramount Global Class B	9,012	93,635
Roku, Inc. (a)	637	38,175
Walt Disney Co.	3,781	375,415
Warner Bros Discovery, Inc. (a)	14,758	109,800
		1,807,854
Consumer Discretionary — 5.5%
BorgWarner, Inc.	1,190	38,366
DoorDash, Inc., Class A (a)	355	38,617
DR Horton, Inc.	1,379	194,342
Ford Motor Co.	4,270	53,546
General Motors Co.	4,709	218,780
Genuine Parts Co.	1,727	238,879
McDonald's Corp.	1,619	412,586
NVR, Inc. (a)	35	265,600
Polaris, Inc.	1,456	114,019
PulteGroup, Inc.	2,664	293,306
Tapestry, Inc.	1,245	53,273
TopBuild Corp. (a)	514	198,029
		2,119,343
Consumer Staples — 8.5%
Campbell Soup Co.	3,063	138,417
Church & Dwight Co., Inc.	577	59,823
Colgate-Palmolive Co.	1,327	128,772
General Mills, Inc.	2,172	137,401
Hershey Co.	243	44,671
J. M. Smucker Co.	614	66,951
Kimberly-Clark Corp.	1,137	157,133
Kraft Heinz Co.	1,199	38,632
Lamb Weston Holdings, Inc.	1,791	150,587
Mondelez International, Inc. Class A	4,390	287,282
PepsiCo, Inc.	2,536	418,262
Philip Morris International, Inc.	1,857	188,170
Pilgrim's Pride Corp. (a)	2,670	102,768
Procter & Gamble Co.	2,998	494,430
Walmart, Inc.	12,970	878,199
		3,291,498
Energy — 6.8%
APA Corp.	2,590	76,250

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chevron Corp.	3,825	$598,306
ConocoPhillips	2,217	253,580
Coterra Energy, Inc.	2,111	56,300
Devon Energy Corp.	2,440	115,656
Exxon Mobil Corp.	7,748	891,950
HF Sinclair Corp.	725	38,672
Marathon Petroleum Corp.	1,039	180,246
ONEOK, Inc.	1,840	150,052
Ovintiv, Inc.	2,064	96,740
Valero Energy Corp.	1,032	161,776
		2,619,528
Financials — 23.8%
Affiliated Managers Group, Inc.	1,196	186,851
Aflac, Inc.	5,234	467,449
Arthur J Gallagher & Co.	1,545	400,634
Assurant, Inc.	394	65,503
Bank of America Corp.	8,404	334,227
Bank of New York Mellon Corp.	7,705	461,452
Bank OZK	5,614	230,174
Berkshire Hathaway, Inc. Class B (a)	3,988	1,622,318
BlackRock, Inc.	673	529,866
Block, Inc. (a)	1,319	85,062
Brighthouse Financial, Inc. (a)	2,727	118,188
Brown & Brown, Inc.	4,519	404,044
Capital One Financial Corp.	279	38,628
Cboe Global Markets, Inc.	1,514	257,471
Citigroup, Inc.	1,906	120,955
CME Group, Inc.	2,466	484,816
Coinbase Global, Inc. Class A (a)	371	82,447
East West Bancorp, Inc.	1,479	108,307
First Citizens BancShares, Inc. Class A	34	57,243
Global Payments, Inc.	758	73,299
Interactive Brokers Group, Inc. Class A	1,268	155,457
JP Morgan Chase & Co.	6,625	1,339,973
MGIC Investment Corp.	2,391	51,526
Primerica, Inc.	356	84,222
Progressive Corp.	1,629	338,360
Robinhood Markets, Inc. Class A (a)	2,131	48,395
State Street Corp.	3,670	271,580
Synchrony Financial	3,833	180,879
T. Rowe Price Group, Inc.	3,700	426,647
Tradeweb Markets, Inc. Class A	381	40,386
Wells Fargo & Co.	1,383	82,136
Western Union Co.	5,393	65,902
		9,214,397
Health Care — 15.1%
Amgen, Inc.	1,048	327,447
Bio-Rad Laboratories, Inc. Class A (a)	422	115,252
Cardinal Health, Inc.	443	43,556
The Cooper Cos., Inc.	1,722	150,331
Elevance Health, Inc.	951	515,309
Exelixis, Inc. (a)	14,649	329,163
Gilead Sciences, Inc.	3,942	270,461
Globus Medical, Inc. Class A (a)	3,122	213,826
Hologic, Inc. (a)	695	51,604

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Illumina, Inc. (a)	1,732	$180,786
Incyte Corp. (a)	3,452	209,260
Jazz Pharmaceuticals PLC (a)	3,676	392,339
Johnson & Johnson	6,823	997,250
McKesson Corp.	94	54,900
Medtronic PLC	4,077	320,901
Molina Healthcare, Inc. (a)	318	94,541
Premier, Inc. Class A	2,074	38,721
Quest Diagnostics, Inc.	299	40,927
Solventum Corp. (a)	1,118	59,120
Stryker Corp.	995	338,549
United Therapeutics Corp. (a)	934	297,526
UnitedHealth Group, Inc.	1,215	618,751
Zimmer Biomet Holdings, Inc.	1,713	185,912
		5,846,432
Industrials — 11.7%
Acuity Brands, Inc.	195	47,081
Allison Transmission Holdings, Inc.	1,065	80,833
AMETEK, Inc.	1,008	168,044
Builders FirstSource, Inc. (a)	283	39,170
Caterpillar, Inc.	1,032	343,759
Cummins, Inc.	158	43,755
Curtiss-Wright Corp.	312	84,546
Eaton Corp. PLC	1,079	338,320
EMCOR Group, Inc.	1,099	401,223
Emerson Electric Co.	2,249	247,750
General Dynamics Corp.	398	115,476
Honeywell International, Inc.	471	100,577
Hubbell, Inc.	822	300,425
Ingersoll Rand, Inc.	844	76,669
Leidos Holdings, Inc.	429	62,582
Middleby Corp. (a)	958	117,460
MSA Safety, Inc.	382	71,698
MSC Industrial Direct Co., Inc. Class A	561	44,493
nVent Electric PLC	4,760	364,664
Oshkosh Corp.	1,264	136,765
PACCAR, Inc.	4,257	438,216
RTX Corp.	2,420	242,944
Snap-on, Inc.	609	159,186
Timken Co.	703	56,331
TransDigm Group, Inc.	123	157,146
United Rentals, Inc.	359	232,176
WESCO International, Inc.	485	76,882
		4,548,171
Information Technology — 9.9%
Amdocs Ltd.	2,200	173,624
Applied Materials, Inc.	1,740	410,623
Arrow Electronics, Inc. (a)	331	39,971
Avnet, Inc.	1,430	73,631
Cisco Systems, Inc.	6,135	291,474
Cognizant Technology Solutions Corp. Class A	3,392	230,656
DXC Technology Co. (a)	2,685	51,257
F5, Inc. (a)	223	38,407
First Solar, Inc. (a)	289	65,158
Hewlett Packard Enterprise Co.	15,011	317,783

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HP, Inc.	7,352	$257,467
Intel Corp.	8,070	249,928
International Business Machines Corp.	1,629	281,735
Kyndryl Holdings, Inc. (a)	1,865	49,068
Micron Technology, Inc.	2,599	341,846
Roper Technologies, Inc.	855	481,929
TD SYNNEX Corp.	2,557	295,078
Western Digital Corp. (a)	1,536	116,383
Zoom Video Communications, Inc. Class A (a)	974	57,651
		3,823,669
Materials — 4.6%
AptarGroup, Inc.	1,382	194,599
Ecolab, Inc.	1,209	287,742
LyondellBasell Industries NV Class A	1,077	103,026
Mosaic Co.	2,521	72,857
Newmont Corp. (NEM US)	5,178	216,803
Nucor Corp.	589	93,109
PPG Industries, Inc.	3,452	434,572
RPM International, Inc.	534	57,501
Sonoco Products Co.	3,010	152,667
Steel Dynamics, Inc.	873	113,054
Westrock Co.	862	43,324
		1,769,254
Real Estate — 7.6%
Agree Realty Corp.	6,446	399,265
Brixmor Property Group, Inc.	6,618	152,810
Healthcare Realty Trust, Inc.	6,548	107,911
Highwoods Properties, Inc.	7,227	189,853
Kimco Realty Corp.	8,124	158,093
Mid-America Apartment Communities, Inc.	2,928	417,562
National Storage Affiliates Trust	3,161	130,296
Omega Healthcare Investors, Inc.	1,248	42,744
Realty Income Corp.	8,481	447,967
Regency Centers Corp.	2,511	156,184
SBA Communications Corp.	2,144	420,867
STAG Industrial, Inc.	7,642	275,571
WP Carey, Inc.	790	43,490
		2,942,613
Utilities — 1.5%
Constellation Energy Corp.	1,590	318,429
National Fuel Gas Co.	4,868	263,797
		582,226

TOTAL COMMON STOCK (Cost $34,376,608)		38,564,985

TOTAL EQUITIES (Cost $34,376,608)		38,564,985

TOTAL LONG-TERM INVESTMENTS (Cost $34,376,608)		38,564,985

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.7%

Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (b)	50,058	$50,058

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$218,422	218,422

TOTAL SHORT-TERM INVESTMENTS (Cost $268,480)		268,480

TOTAL INVESTMENTS — 100.4% (Cost $34,645,088) (d)		38,833,465

Other Assets/(Liabilities) — (0.4)%		(146,284)

NET ASSETS — 100.0%		$38,687,181

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $218,451. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $222,940.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Main Street Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Communication Services — 11.1%
Alphabet, Inc. Class A	18,301	$3,333,527
Meta Platforms, Inc. Class A	3,968	2,000,745
T-Mobile US, Inc.	2,521	444,150
Verizon Communications, Inc.	30,679	1,265,202
Walt Disney Co.	6,072	602,889
		7,646,513
Consumer Discretionary — 6.6%
Amazon.com, Inc. (a)	15,339	2,964,262
Aptiv PLC (a)	4,834	340,410
Mobileye Global, Inc. Class A (a) (b)	10,663	299,470
Tesla, Inc. (a)	1,377	272,481
Valvoline, Inc. (a)	15,649	676,037
		4,552,660
Consumer Staples — 6.5%
Constellation Brands, Inc. Class A	5,318	1,368,215
Coty, Inc. Class A (a)	30,961	310,229
Philip Morris International, Inc.	16,792	1,701,534
Walmart, Inc.	15,806	1,070,224
		4,450,202
Energy — 3.9%
Chevron Corp.	2,868	448,612
Exxon Mobil Corp.	16,094	1,852,741
Marathon Oil Corp.	13,143	376,810
		2,678,163
Financials — 13.9%
American Express Co.	5,582	1,292,512
American International Group, Inc.	15,079	1,119,465
Ares Management Corp. Class A	2,079	277,089
Arthur J Gallagher & Co.	1,741	451,459
Charles Schwab Corp.	13,931	1,026,575
Equitable Holdings, Inc.	23,810	972,877
Fiserv, Inc. (a)	6,810	1,014,962
JP Morgan Chase & Co.	8,690	1,757,640
Mastercard, Inc. Class A	2,056	907,025
Wells Fargo & Co.	12,660	751,877
		9,571,481
Health Care — 14.3%
Becton Dickinson & Co.	3,783	884,125

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Boston Scientific Corp. (a)	9,989	$769,253
The Cooper Cos., Inc.	4,108	358,628
Eli Lilly & Co.	1,540	1,394,285
Gilead Sciences, Inc.	6,736	462,157
HCA Healthcare, Inc.	2,444	785,208
Lonza Group AG Registered	1,282	696,709
Merck & Co., Inc.	9,225	1,142,055
Tenet Healthcare Corp. (a)	5,024	668,343
UnitedHealth Group, Inc.	3,205	1,632,178
Zimmer Biomet Holdings, Inc.	9,899	1,074,339
		9,867,280
Industrials — 8.3%
AerCap Holdings NV	3,711	345,865
Emerson Electric Co.	9,015	993,092
Equifax, Inc.	3,486	845,216
Hubbell, Inc.	2,122	775,549
Huntington Ingalls Industries, Inc.	1,585	390,433
Otis Worldwide Corp.	5,209	501,418
Rockwell Automation, Inc.	808	222,426
Uber Technologies, Inc. (a)	10,911	793,011
United Parcel Service, Inc. Class B	6,495	888,841
		5,755,851
Information Technology — 30.0%
Amdocs Ltd.	6,771	534,367
Apple, Inc.	18,059	3,803,587
Applied Materials, Inc.	6,259	1,477,061
Broadcom, Inc.	382	613,313
Dell Technologies, Inc. Class C	2,391	329,743
Microsoft Corp.	12,932	5,779,957
MongoDB, Inc. (a)	1,231	307,701
NVIDIA Corp.	41,830	5,167,678
ServiceNow, Inc. (a)	1,515	1,191,805
Texas Instruments, Inc.	3,467	674,436
Tyler Technologies, Inc. (a)	1,571	789,867
		20,669,515
Materials — 1.6%
CRH PLC	4,520	338,910
DuPont de Nemours, Inc.	9,344	752,098
		1,091,008
Real Estate — 1.5%
Prologis, Inc.	9,157	1,028,423
Utilities — 1.6%
Ameren Corp.	3,100	220,441
Atmos Energy Corp.	4,765	555,837

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FirstEnergy Corp.	8,561	$327,630
		1,103,908

TOTAL COMMON STOCK (Cost $50,058,854)		68,415,004

TOTAL EQUITIES (Cost $50,058,854)		68,415,004

TOTAL LONG-TERM INVESTMENTS (Cost $50,058,854)		68,415,004

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$487,029	487,029

TOTAL SHORT-TERM INVESTMENTS (Cost $487,029)		487,029

TOTAL INVESTMENTS — 100.0% (Cost $50,545,883) (d)		68,902,033

Other Assets/(Liabilities) — 0.0%		22,015

NET ASSETS — 100.0%		$68,924,048

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $296,465 or 0.43% of net assets. The Fund received $304,992 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $487,094. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $496,870.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Disciplined Growth Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Communication Services — 14.3%
Alphabet, Inc. Class A	42,737	$7,784,545
Alphabet, Inc. Class C	43,232	7,929,613
Meta Platforms, Inc. Class A	18,498	9,327,062
Netflix, Inc. (a)	2,788	1,881,565
Spotify Technology SA (a)	4,122	1,293,442
		28,216,227
Consumer Discretionary — 13.6%
Airbnb, Inc. Class A (a)	2,132	323,275
Amazon.com, Inc. (a)	74,943	14,482,735
AutoZone, Inc. (a)	221	655,066
Booking Holdings, Inc.	324	1,283,526
Deckers Outdoor Corp. (a)	1,624	1,571,951
DraftKings, Inc. Class A (a)	981	37,445
Grand Canyon Education, Inc. (a)	1,515	211,964
Home Depot, Inc.	2,264	779,359
Lululemon Athletica, Inc. (a)	6,406	1,913,472
Tesla, Inc. (a)	10,787	2,134,531
TopBuild Corp. (a)	5,158	1,987,223
Ulta Beauty, Inc. (a)	1,351	521,310
Wingstop, Inc.	1,001	423,083
YETI Holdings, Inc. (a)	15,548	593,156
		26,918,096
Consumer Staples — 2.3%
Costco Wholesale Corp.	1,881	1,598,831
Monster Beverage Corp. (a)	14,547	726,623
PepsiCo, Inc.	10,115	1,668,267
Procter & Gamble Co.	3,907	644,342
		4,638,063
Financials — 7.6%
Arthur J Gallagher & Co.	3,188	826,680
Block, Inc. (a)	11,528	743,441
Brown & Brown, Inc.	22,229	1,987,495
Corpay, Inc. (a)	996	265,344
Fiserv, Inc. (a)	2,410	359,186
Marsh & McLennan Cos., Inc.	2,166	456,420
Mastercard, Inc. Class A	7,868	3,471,047
NU Holdings Ltd. Class A (a)	18,541	238,993
Progressive Corp.	8,653	1,797,315
Toast, Inc., Class A (a)	11,058	284,965

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	17,491	$4,590,863
		15,021,749
Health Care — 10.5%
AbbVie, Inc.	1,001	171,692
Apellis Pharmaceuticals, Inc. (a)	5,626	215,813
Cencora, Inc.	3,676	828,203
Doximity, Inc. Class A (a)	23,675	662,190
Elevance Health, Inc.	2,692	1,458,687
Eli Lilly & Co.	4,038	3,655,924
Exelixis, Inc. (a)	49,776	1,118,467
Incyte Corp. (a)	31,864	1,931,596
Medpace Holdings, Inc. (a)	565	232,695
Merck & Co., Inc.	17,249	2,135,426
Molina Healthcare, Inc. (a)	1,356	403,139
Neurocrine Biosciences, Inc. (a)	3,568	491,207
Regeneron Pharmaceuticals, Inc. (a)	1,023	1,075,204
ResMed, Inc.	9,927	1,900,226
Sarepta Therapeutics, Inc. (a)	1,538	243,004
UnitedHealth Group, Inc.	4,225	2,151,623
Vertex Pharmaceuticals, Inc. (a)	4,651	2,180,017
		20,855,113
Industrials — 4.3%
Automatic Data Processing, Inc.	1,507	359,706
Caterpillar, Inc.	4,458	1,484,960
Copart, Inc. (a)	19,501	1,056,174
EMCOR Group, Inc.	4,904	1,790,352
Paychex, Inc.	9,387	1,112,923
Paycom Software, Inc.	941	134,601
Paylocity Holding Corp. (a)	3,292	434,050
Rollins, Inc.	8,068	393,638
United Rentals, Inc.	1,490	963,628
Vertiv Holdings Co. Class A	6,159	533,184
W.W. Grainger, Inc.	305	275,183
		8,538,399
Information Technology — 45.8%
Adobe, Inc. (a)	3,163	1,757,173
Advanced Micro Devices, Inc. (a)	6,301	1,022,085
Apple, Inc.	102,580	21,605,400
Applied Materials, Inc.	7,578	1,788,332
AppLovin Corp. Class A (a)	5,977	497,406
Arista Networks, Inc. (a)	7,147	2,504,881
Atlassian Corp. Class A (a)	4,248	751,386
Broadcom, Inc.	4,378	7,029,010
Cadence Design Systems, Inc. (a)	831	255,740
Dynatrace, Inc. (a)	18,298	818,652
GoDaddy, Inc. Class A (a)	5,595	781,677
Intuit, Inc.	1,139	748,562
KLA Corp.	2,454	2,023,348
Manhattan Associates, Inc. (a)	889	219,299
Microsoft Corp.	53,323	23,832,715
NVIDIA Corp.	185,541	22,921,735
Procore Technologies, Inc. (a)	1,689	111,998
Salesforce, Inc.	2,740	704,454

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Smartsheet, Inc. Class A (a)	1,809	$79,741
Synopsys, Inc. (a)	2,121	1,262,122
		90,715,716

TOTAL COMMON STOCK (Cost $136,978,044)		194,903,363

TOTAL EQUITIES (Cost $136,978,044)		194,903,363

EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 1000 Growth ETF	4,929	1,796,670

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,796,707)		1,796,670

TOTAL LONG-TERM INVESTMENTS (Cost $138,774,751)		196,700,033

SHORT-TERM INVESTMENTS — 1.2%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Prime Portfolio (b)	370,602	370,602

	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$2,054,683	2,054,683

TOTAL SHORT-TERM INVESTMENTS (Cost $2,425,285)		2,425,285

TOTAL INVESTMENTS — 100.5% (Cost $141,200,036) (d)		199,125,318

Other Assets/(Liabilities) — (0.5)%		(1,075,334)

NET ASSETS — 100.0%		$198,049,984

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $2,054,957. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $2,095,814.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Communication Services — 1.0%
Ziff Davis, Inc. (a)	70,911	$3,903,651
Consumer Discretionary — 8.7%
AutoNation, Inc. (a)	42,054	6,702,567
Dorman Products, Inc. (a)	58,422	5,344,445
KB Home	93,480	6,560,426
Steven Madden Ltd.	102,238	4,324,667
Texas Roadhouse, Inc.	18,333	3,147,959
TopBuild Corp. (a)	7,549	2,908,403
Visteon Corp. (a)	48,460	5,170,682
		34,159,149
Consumer Staples — 2.7%
BellRing Brands, Inc. (a)	102,319	5,846,508
BJ's Wholesale Club Holdings, Inc. (a)	51,785	4,548,794
		10,395,302
Energy — 5.6%
Chesapeake Energy Corp. (b)	43,376	3,565,073
CNX Resources Corp. (a)	205,917	5,003,783
Helmerich & Payne, Inc. (b)	156,301	5,648,718
Northern Oil & Gas, Inc.	129,317	4,806,713
Nov, Inc.	142,258	2,704,325
		21,728,612
Financials — 13.9%
Bank of NT Butterfield & Son Ltd.	65,539	2,301,730
Berkshire Hills Bancorp, Inc.	86,602	1,974,526
Cathay General Bancorp	113,682	4,288,085
Columbia Banking System, Inc.	176,179	3,504,200
Definity Financial Corp.	120,219	3,952,670
Federated Hermes, Inc.	145,272	4,776,543
Marqeta, Inc. Class A (a)	440,332	2,413,019
OceanFirst Financial Corp.	130,898	2,079,969
Pacific Premier Bancorp, Inc.	169,034	3,882,711
PennyMac Financial Services, Inc.	62,915	5,951,759
Skyward Specialty Insurance Group, Inc. (a)	46,243	1,673,072
Stifel Financial Corp.	36,072	3,035,459
United Community Banks, Inc.	94,724	2,411,673
Webster Financial Corp.	82,342	3,589,288
Wintrust Financial Corp.	59,130	5,827,853
WSFS Financial Corp.	59,526	2,797,722
		54,460,279

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 18.5%
Acadia Healthcare Co., Inc. (a)	73,659	$4,974,929
Addus HomeCare Corp. (a)	22,363	2,596,568
ADMA Biologics, Inc. (a)	742,846	8,305,018
Ascendis Pharma AS ADR (a)	30,332	4,136,678
BioLife Solutions, Inc. (a) (b)	137,210	2,940,410
Bridgebio Pharma, Inc. (a)	89,108	2,257,106
BrightSpring Health Services, Inc. (a)	186,011	2,113,085
Collegium Pharmaceutical, Inc. (a)	123,537	3,977,891
CryoPort, Inc. (a) (b)	60,652	419,105
Encompass Health Corp.	34,730	2,979,487
Evolent Health, Inc. Class A (a)	130,647	2,497,971
Guardant Health, Inc. (a)	114,444	3,305,143
Immunovant, Inc. (a) (b)	42,242	1,115,189
Inspire Medical Systems, Inc. (a) (b)	14,299	1,913,635
Integer Holdings Corp. (a) (b)	36,416	4,216,609
Intra-Cellular Therapies, Inc. (a)	65,144	4,461,712
Merus NV (a)	24,308	1,438,304
Repligen Corp. (a)	23,401	2,949,930
Structure Therapeutics, Inc. ADR (a) (b)	23,584	926,144
Tenet Healthcare Corp. (a)	21,426	2,850,301
TransMedics Group, Inc. (a) (b)	36,446	5,489,496
Twist Bioscience Corp. (a)	106,947	5,270,348
Ultragenyx Pharmaceutical, Inc. (a)	27,436	1,127,620
		72,262,679
Industrials — 18.7%
ABM Industries, Inc.	62,099	3,140,347
Air Lease Corp.	78,912	3,750,687
Allison Transmission Holdings, Inc.	77,643	5,893,104
Atkore, Inc.	55,161	7,442,874
BWX Technologies, Inc.	33,519	3,184,305
CACI International, Inc. Class A (a)	9,457	4,067,740
Casella Waste Systems, Inc. Class A (a)	57,774	5,732,336
Curtiss-Wright Corp.	11,243	3,046,628
Enpro, Inc.	33,553	4,884,310
Esab Corp.	55,798	5,269,005
Gates Industrial Corp. PLC (a)	193,927	3,065,986
Hub Group, Inc. Class A	129,284	5,565,676
Korn Ferry	88,178	5,920,271
Paycor HCM, Inc. (a)	247,827	3,147,403
Regal Rexnord Corp.	17,764	2,402,048
Zurn Elkay Water Solutions Corp. Class C	222,266	6,534,620
		73,047,340
Information Technology — 14.1%
Allegro MicroSystems, Inc. (a)	140,294	3,961,903
ASGN, Inc. (a)	50,356	4,439,888
Astera Labs, Inc. (a)	13,910	841,694
Belden, Inc.	53,715	5,038,467
Envestnet, Inc. (a) (b)	70,152	4,390,814
Gitlab, Inc. Class A (a)	73,172	3,638,112
HashiCorp, Inc. Class A (a)	88,515	2,982,070
Itron, Inc. (a)	68,243	6,753,327
MACOM Technology Solutions Holdings, Inc. (a)	59,755	6,660,890
MKS Instruments, Inc.	38,325	5,004,478

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Progress Software Corp.	65,274	$3,541,767
Silicon Laboratories, Inc. (a)	32,974	3,647,914
Vishay Intertechnology, Inc.	195,516	4,360,007
		55,261,331
Materials — 6.6%
ATI, Inc. (a) (b)	95,627	5,302,517
Century Aluminum Co. (a) (b)	117,979	1,976,148
Commercial Metals Co.	72,665	3,995,848
Kaiser Aluminum Corp.	31,345	2,755,226
Silgan Holdings, Inc.	96,241	4,073,882
Summit Materials, Inc. Class A (a)	207,135	7,583,212
		25,686,833
Real Estate — 6.6%
DiamondRock Hospitality Co.	692,349	5,850,349
DigitalBridge Group, Inc.	277,936	3,807,723
Four Corners Property Trust, Inc.	226,978	5,599,547
Outfront Media, Inc.	364,129	5,207,045
Terreno Realty Corp.	87,519	5,179,375
		25,644,039
Utilities — 2.0%
Chesapeake Utilities Corp.	34,339	3,646,802
Portland General Electric Co. (b)	93,296	4,034,119
		7,680,921

TOTAL COMMON STOCK (Cost $327,877,381)		384,230,136

TOTAL EQUITIES (Cost $327,877,381)		384,230,136

TOTAL LONG-TERM INVESTMENTS (Cost $327,877,381)		384,230,136

SHORT-TERM INVESTMENTS — 1.6%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	293,825	293,825

	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (d)	$5,804,189	5,804,189

TOTAL SHORT-TERM INVESTMENTS (Cost $6,098,014)		6,098,014

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.0% (Cost $333,975,395) (e)	$390,328,150

Other Assets/(Liabilities) — (0.0)%	(133,064)

NET ASSETS — 100.0%	$390,195,086

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $32,563,465 or 8.35% of net assets. The Fund received $32,915,301 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $5,804,963. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $5,920,333.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Canada — 0.6%
Canadian Pacific Kansas City Ltd. (a)	13,663	$1,075,688
China — 2.3%
JD.com, Inc. ADR	130,876	3,381,836
Tencent Holdings Ltd.	23,400	1,110,587
		4,492,423
Denmark — 5.4%
Novo Nordisk AS Class B	73,696	10,527,928
France — 8.4%
Airbus SE	48,410	6,675,044
Dassault Systemes SE	17,905	674,023
EssilorLuxottica SA	7,068	1,516,567
Kering SA	1,668	606,383
LVMH Moet Hennessy Louis Vuitton SE	8,932	6,859,341
		16,331,358
Germany — 3.7%
Allianz SE Registered	3,615	1,004,407
SAP SE	29,992	6,089,424
		7,093,831
India — 6.8%
DLF Ltd.	950,460	9,335,390
HDFC Bank Ltd.	43,579	880,947
ICICI Bank Ltd. Sponsored ADR	101,336	2,919,490
		13,135,827
Israel — 0.9%
Nice Ltd. Sponsored ADR (a) (b)	10,509	1,807,233
Italy — 1.0%
Brunello Cucinelli SpA	15,525	1,557,790
Ferrari NV	806	329,540
		1,887,330
Japan — 4.2%
Capcom Co. Ltd.	21,300	402,859
Hoya Corp.	7,000	819,054
Keyence Corp.	10,800	4,764,694

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TDK Corp.	36,400	$2,224,420
		8,211,027
Netherlands — 2.3%
ASML Holding NV	3,134	3,233,340
BE Semiconductor Industries NV	3,721	621,703
Universal Music Group NV	16,903	501,061
		4,356,104
Spain — 1.2%
Amadeus IT Group SA	34,704	2,309,401
Sweden — 4.9%
Assa Abloy AB Class B	125,186	3,547,782
Atlas Copco AB Class A	310,177	5,845,690
		9,393,472
Switzerland — 0.7%
Lonza Group AG Registered	2,610	1,418,417
United States — 57.6%
Adobe, Inc. (b)	11,271	6,261,491
Alphabet, Inc. Class A	127,494	23,223,032
Amazon.com, Inc. (b)	14,736	2,847,732
Analog Devices, Inc.	43,176	9,855,354
Avantor, Inc. (b)	20,689	438,607
Boston Scientific Corp. (b)	11,153	858,893
Broadcom, Inc.	539	865,381
Charles River Laboratories International, Inc. (b)	1,809	373,703
Danaher Corp.	3,547	886,218
Ecolab, Inc.	3,410	811,580
Edwards Lifesciences Corp. (b)	7,724	713,466
Eli Lilly & Co.	1,238	1,120,860
Equifax, Inc.	11,701	2,837,024
IDEXX Laboratories, Inc. (b)	1,447	704,978
Illumina, Inc. (b)	4,131	431,194
Intuit, Inc.	12,173	8,000,217
Intuitive Surgical, Inc. (b)	5,279	2,348,363
IQVIA Holdings, Inc. (b)	8,082	1,708,858
Lam Research Corp.	992	1,056,331
Linde PLC (LIN US)	1,287	564,748
Marriott International, Inc. Class A	6,837	1,652,982
Marvell Technology, Inc.	43,223	3,021,288
Meta Platforms, Inc. Class A	31,507	15,886,460
Microsoft Corp.	9,823	4,390,390
Netflix, Inc. (b)	1,723	1,162,818
NVIDIA Corp.	51,230	6,328,954
Phathom Pharmaceuticals, Inc. (a) (b)	34,815	358,595
S&P Global, Inc.	15,923	7,101,658
Synopsys, Inc. (b)	852	506,991
Thermo Fisher Scientific, Inc.	1,297	717,241
TJX Cos., Inc.	1,810	199,281

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	16,302	$4,278,786
		111,513,474

TOTAL COMMON STOCK (Cost $99,619,262)		193,553,513

TOTAL EQUITIES (Cost $99,619,262)		193,553,513

TOTAL LONG-TERM INVESTMENTS (Cost $99,619,262)		193,553,513

SHORT-TERM INVESTMENTS — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,088,843	1,088,843

TOTAL SHORT-TERM INVESTMENTS (Cost $1,088,843)		1,088,843

TOTAL INVESTMENTS — 100.6% (Cost $100,708,105) (d)		194,642,356

Other Assets/(Liabilities) — (0.6)%		(1,079,089)

NET ASSETS — 100.0%		$193,563,267

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $2,821,973 or 1.46% of net assets. The Fund received $1,781,336 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual International Equity Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.2%
Australia — 1.2%
BHP Group Ltd. (a)	3,700	$105,992
Glencore PLC	52,500	299,343
Macquarie Group Ltd.	2,500	340,997
Santos Ltd.	62,300	317,505
Sonic Healthcare Ltd.	13,200	230,468
Whitehaven Coal Ltd.	18,400	93,770
		1,388,075
Belgium — 1.0%
Anheuser-Busch InBev SA	8,500	491,014
Groupe Bruxelles Lambert NV	1,700	120,946
KBC Group NV	4,000	282,154
Liberty Global Ltd. Class C (b)	12,300	219,555
		1,113,669
Canada — 5.9%
Bank of Nova Scotia (a)	16,959	775,771
Canadian National Railway Co.	23,672	2,797,278
CCL Industries, Inc. Class B	1,700	89,396
Intact Financial Corp.	17,286	2,881,021
TFI International, Inc. (a)	432	62,726
		6,606,192
Denmark — 0.1%
Novo Nordisk AS Class B	1,000	142,856
Finland — 1.9%
Kone OYJ Class B	43,651	2,156,867
France — 8.9%
Accor SA	8,226	339,153
Amundi SA (c)	3,192	204,823
AXA SA	57,330	1,887,724
Capgemini SE	14,827	2,936,805
Cie de Saint-Gobain SA	3,200	247,811
LVMH Moet Hennessy Louis Vuitton SE	1,315	1,009,856
Rexel SA	3,800	97,761
Societe Generale SA	12,200	284,853
Sodexo SA	2,734	246,363
Teleperformance SE	1,000	104,891
TotalEnergies SE	6,900	459,879
Veolia Environnement SA	14,692	441,119
Vinci SA	15,732	1,654,925
		9,915,963

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 8.2%
Allianz SE Registered	860	$238,946
BASF SE	3,500	169,122
Deutsche Boerse AG	1,536	313,981
Deutsche Post AG	9,200	372,245
Heidelberg Materials AG	3,400	352,320
Infineon Technologies AG	10,000	367,373
K&S AG Registered	5,511	74,212
Merck KGaA	18,027	2,987,162
SAP SE	3,300	670,015
Siemens AG Registered	2,460	457,533
Symrise AG	24,252	2,968,830
Zalando SE (b) (c)	8,099	189,326
		9,161,065
Hong Kong — 2.8%
AIA Group Ltd.	307,111	2,082,504
CK Asset Holdings Ltd.	52,500	196,532
Prudential PLC	90,334	819,502
		3,098,538
Ireland — 1.0%
AerCap Holdings NV	4,481	417,629
AIB Group PLC	55,600	292,934
Smurfit Kappa Group PLC	7,900	351,212
		1,061,775
Israel — 0.3%
Check Point Software Technologies Ltd. (b)	1,790	295,350
Italy — 0.1%
Prysmian SpA	1,500	92,413
Ryanair Holdings PLC Sponsored ADR	200	23,288
		115,701
Japan — 15.7%
Astellas Pharma, Inc.	139,920	1,383,794
Canon, Inc. (a)	7,600	206,509
Chugai Pharmaceutical Co. Ltd.	85,041	3,035,692
FANUC Corp.	8,200	225,062
Fujitsu Ltd.	28,000	439,933
Hitachi Ltd.	26,000	586,078
Hoya Corp.	9,800	1,146,675
Kao Corp. (a)	38,416	1,560,910
KDDI Corp. (a)	63,434	1,681,016
Keyence Corp.	4,330	1,910,289
Kyocera Corp.	21,500	247,203
Nintendo Co. Ltd.	5,800	309,899
Olympus Corp.	21,000	337,846
ORIX Corp.	20,500	454,800
Rakuten Group, Inc. (b)	47,600	244,237
Renesas Electronics Corp.	16,100	303,985
SBI Holdings, Inc.	15,500	393,592
Seven & i Holdings Co. Ltd.	31,200	380,000
Shiseido Co. Ltd.	34,442	980,192

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sony Group Corp.	7,200	$611,798
Square Enix Holdings Co. Ltd.	2,600	78,100
Sumitomo Mitsui Financial Group, Inc.	9,100	608,693
Toyota Industries Corp.	5,000	423,275
		17,549,578
Luxembourg — 0.4%
ArcelorMittal SA	9,500	216,584
Eurofins Scientific SE (a)	3,600	178,980
		395,564
Netherlands — 3.6%
ASML Holding NV	390	402,362
EXOR NV	1,000	104,222
Heineken Holding NV	3,800	299,111
Heineken NV	29,033	2,802,383
ING Groep NV Series N	14,000	239,886
Koninklijke Philips NV (b)	3,236	81,373
Pluxee NV (b)	2,734	76,701
		4,006,038
Norway — 0.5%
Aker BP ASA	11,413	290,873
DNB Bank ASA	16,500	324,001
		614,874
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd.	7,900	464,250
Singapore — 0.4%
DBS Group Holdings Ltd.	15,510	408,699
Spain — 3.7%
Iberdrola SA	166,670	2,162,127
Industria de Diseno Textil SA	39,115	1,932,969
		4,095,096
Sweden — 2.6%
Assa Abloy AB Class B	73,618	2,086,340
Boliden AB	3,000	95,562
Essity AB Class B	13,400	342,537
Husqvarna AB Class B	8,500	67,969
Skandinaviska Enskilda Banken AB Class A	18,259	270,467
Volvo AB Class B	3,200	82,092
		2,944,967
Switzerland — 6.8%
Chocoladefabriken Lindt & Spruengli AG	141	1,646,721
Cie Financiere Richemont SA Registered Class A	2,200	343,351
Julius Baer Group Ltd.	3,700	206,588
Novartis AG Registered	27,106	2,903,931
Sika AG Registered	8,897	2,532,640
		7,633,231

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Kingdom — 18.0%
Ashtead Group PLC	4,400	$293,167
AstraZeneca PLC	15,794	2,462,221
Aviva PLC	34,058	205,393
BAE Systems PLC	136,765	2,283,628
Barratt Developments PLC	18,300	108,584
Bunzl PLC	3,800	144,147
Burberry Group PLC	6,600	73,286
CK Hutchison Holdings Ltd.	74,000	354,216
Compass Group PLC	72,403	1,971,246
DCC PLC	5,041	353,338
Diageo PLC	79,533	2,502,138
Dowlais Group PLC	57,069	52,442
Entain PLC	11,400	90,256
Inchcape PLC	21,056	198,173
Informa PLC	12,000	129,915
Kingfisher PLC	68,900	216,891
Legal & General Group PLC	106,400	304,007
Lloyds Banking Group PLC	667,500	462,451
Pearson PLC	12,961	161,751
Persimmon PLC	8,900	151,276
Reckitt Benckiser Group PLC	45,323	2,445,816
Smith & Nephew PLC	154,711	1,912,674
Tesco PLC	92,900	359,660
Unilever PLC (ULVR LN)	8,500	467,990
Unilever PLC (UNA NA)	43,791	2,404,715
		20,109,381
United States — 14.7%
BP PLC	78,300	471,795
CNH Industrial NV	23,500	238,055
Experian PLC	57,103	2,648,083
GSK PLC	15,920	306,825
Linde PLC (LIN US)	5,313	2,331,398
Nestle SA Registered	30,605	3,124,083
Roche Holding AG	10,489	2,910,849
Sanofi SA	4,400	422,934
Schneider Electric SE	8,789	2,097,089
Shell PLC	44,152	1,586,709
Stellantis NV	5,400	106,206
Tenaris SA	7,800	119,506
		16,363,532

TOTAL COMMON STOCK (Cost $106,321,622)		109,641,261

PREFERRED STOCK — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA 2.236%
	1,969	175,465

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $153,992)		$175,465

TOTAL EQUITIES (Cost $106,475,614)		109,816,726

TOTAL LONG-TERM INVESTMENTS (Cost $106,475,614)		109,816,726

SHORT-TERM INVESTMENTS — 2.9%

Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	172,360	172,360

	Principal Amount
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (e)	$3,077,113	3,077,113

TOTAL SHORT-TERM INVESTMENTS (Cost $3,249,473)		3,249,473

TOTAL INVESTMENTS — 101.3% (Cost $109,725,087) (f)		113,066,199

Other Assets/(Liabilities) — (1.3)%		(1,467,548)

NET ASSETS — 100.0%		$111,598,651

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $3,002,876 or 2.69% of net assets. The Fund received $2,994,738 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $394,149 or 0.35% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $3,077,523. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $3,138,775.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 96.5%
Brazil — 5.9%
Ambev SA	398,863	$814,123
Arezzo Industria e Comercio SA	17,087	156,959
B3 SA - Brasil Bolsa Balcao	132,900	243,448
Banco BTG Pactual SA	103,600	572,848
Localiza Rent a Car SA	113,653	853,907
NU Holdings Ltd. Class A (a)	131,023	1,688,886
Raia Drogasil SA	65,000	298,599
Vale SA Sponsored ADR	53,554	598,198
WEG SA	112,437	848,593
		6,075,561
Chile — 1.0%
Antofagasta PLC	20,145	534,182
Banco de Chile	4,504,751	512,442
		1,046,624
China — 17.9%
Airtac International Group	10,000	303,225
Budweiser Brewing Co. APAC Ltd. (b)	328,200	386,371
H World Group Ltd.	10,200	33,955
H World Group Ltd. ADR	135,049	4,499,833
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (b)	15,000	7,338
NetEase, Inc. ADR	3,908	373,527
New Horizon Health, Ltd. (a) (b) (c)	145,000	262,554
PDD Holdings, Inc. ADR (a)	13,154	1,748,824
Tencent Holdings Ltd.	143,190	6,795,937
WuXi XDC Cayman, Inc. (a)	174,500	386,761
Yum China Holdings, Inc.	63,895	1,970,522
ZTO Express Cayman, Inc. ADR	84,622	1,755,906
		18,524,753
France — 4.3%
L'Oreal SA	1,400	615,600
Pernod Ricard SA	16,386	2,229,926
TotalEnergies SE (d)	24,388	1,625,437
		4,470,963
Hong Kong — 0.1%
AIA Group Ltd.	8,400	56,960
India — 16.5%
Adani Ports & Special Economic Zone Ltd.	29,497	518,464
Havells India Ltd.	34,020	741,127
HCL Technologies Ltd.	29,326	512,136

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HDFC Bank Ltd.	198,192	$4,006,441
Infosys Ltd.	49,358	926,750
Kotak Mahindra Bank Ltd.	237,208	5,103,331
Macrotech Developers Ltd. (b)	41,973	751,114
Oberoi Realty Ltd.	71,631	1,509,042
Sun Pharmaceutical Industries Ltd.	3,155	57,387
Tata Consultancy Services Ltd.	62,008	2,896,222
		17,022,014
Indonesia — 1.6%
Bank Central Asia Tbk. PT	2,162,200	1,304,388
Bank Rakyat Indonesia Persero Tbk. PT	1,152,500	321,523
		1,625,911
Italy — 2.0%
Ermenegildo Zegna NV (d)	18,089	214,174
PRADA SpA	252,200	1,885,710
		2,099,884
Japan — 2.4%
Chugai Pharmaceutical Co. Ltd.	25,400	906,699
Daiichi Sankyo Co. Ltd.	43,600	1,523,106
		2,429,805
Mexico — 10.6%
America Movil SAB de CV ADR	89,483	1,521,211
Fomento Economico Mexicano SAB de CV	278,403	2,988,552
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,070	95,395
Grupo Aeroportuario del Sureste SAB de CV Class B	6,233	187,910
Grupo Mexico SAB de CV Series B	752,563	4,060,426
Wal-Mart de Mexico SAB de CV	607,755	2,075,901
		10,929,395
Netherlands — 0.3%
Argenx SE ADR (a)	786	338,012
Peru — 0.9%
Credicorp Ltd.	5,981	964,915
Philippines — 1.5%
SM Investments Corp.	89,440	1,264,974
SM Prime Holdings, Inc.	539,600	260,238
		1,525,212
Poland — 0.6%
Allegro.eu SA (a) (b)	66,751	622,390
Portugal — 2.2%
Galp Energia SGPS SA	99,874	2,110,053
Jeronimo Martins SGPS SA	10,427	203,616
		2,313,669
Republic of Korea — 8.3%
LG H&H Co. Ltd.	333	83,241

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Samsung Biologics Co. Ltd. (a) (b)	3,203	$1,686,375
Samsung Electronics Co. Ltd.	93,763	5,510,057
SK Hynix, Inc.	7,970	1,351,632
		8,631,305
Russia — 0.0%
Novatek PJSC GDR (a) (b) (c) (e)	1,987	—
Sberbank of Russia PJSC (a) (c) (e)	18,062	—
		—
South Africa — 1.2%
FirstRand Ltd.	285,546	1,203,039
Switzerland — 1.6%
Cie Financiere Richemont SA Registered Class A	9,513	1,484,682
Galderma Group AG (a)	2,472	203,175
		1,687,857
Taiwan — 15.0%
Global Unichip Corp.	2,000	98,183
MediaTek, Inc.	43,000	1,838,262
Taiwan Semiconductor Manufacturing Co. Ltd.	439,000	13,056,522
Voltronic Power Technology Corp.	8,000	473,387
		15,466,354
Turkey — 1.0%
Akbank TAS	82,895	162,677
BIM Birlesik Magazalar AS	17,410	290,435
KOC Holding AS	58,195	405,412
Migros Ticaret AS	11,871	192,583
		1,051,107
United Arab Emirates — 0.3%
Americana Restaurants International PLC	378,426	322,760
United Kingdom — 1.3%
AstraZeneca PLC	8,787	1,369,858

TOTAL COMMON STOCK (Cost $92,603,859)		99,778,348

PREFERRED STOCK — 0.9%
Brazil — 0.9%
Itau Unibanco Holding SA 7.239%
	170,082	986,093

TOTAL PREFERRED STOCK (Cost $947,936)		986,093

TOTAL EQUITIES (Cost $93,551,795)		100,764,441

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%

Brazil — 0.0%
Localiza Rent A Car SA (a)	999	$1,608

TOTAL RIGHTS (Cost $0)		1,608

TOTAL LONG-TERM INVESTMENTS (Cost $93,551,795)		100,766,049

SHORT-TERM INVESTMENTS — 5.5%
Investment of Cash Collateral from Securities Loaned — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,676,585	1,676,585

	Principal Amount
Repurchase Agreement — 3.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (g)	$4,007,019	$4,007,019

TOTAL SHORT-TERM INVESTMENTS (Cost $5,683,604)		5,683,604

TOTAL INVESTMENTS — 102.9% (Cost $99,235,399) (h)		106,449,653

Other Assets/(Liabilities) — (2.9)%		(3,007,226)

NET ASSETS — 100.0%		$103,442,427

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $3,716,142 or 3.59% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $262,554 or 0.25% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $1,807,709 or 1.75% of net assets. The Fund received $219,375 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Investment is valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $4,007,554. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 3/31/26, and an aggregate market value, including accrued interest, of $4,087,237.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 14 series, including the following 13 series listed below (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Short-Duration Bond Fund ("Short-Duration Bond Fund")

MassMutual Inflation-Protected and Income Fund ("Inflation-Protected and Income Fund")

MassMutual Core Bond Fund ("Core Bond Fund")

MassMutual Diversified Bond Fund ("Diversified Bond Fund")

MassMutual High Yield Fund ("High Yield Fund")

MassMutual Balanced Fund ("Balanced Fund")

MassMutual Disciplined Value Fund ("Disciplined Value Fund")

MassMutual Main Street Fund ("Main Street Fund")

MassMutual Disciplined Growth Fund ("Disciplined Growth Fund")

MassMutual Small Cap Opportunities Fund ("Small Cap Opportunities Fund")

MassMutual Global Fund ("Global Fund")

MassMutual International Equity Fund ("International Equity Fund")

MassMutual Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund")

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC ("MML Advisers") will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2024, for the Funds' investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$76,579,985	$—	$76,579,985
Non-U.S. Government Agency Obligations	—	69,022,352	—	69,022,352
U.S. Government Agency Obligations and Instrumentalities	—	46,631	—	46,631
Short-Term Investments	437,550	18,230,186	—	18,667,736
Total Investments	$437,550	$163,879,154	$—	$164,316,704

Asset Derivatives
Futures Contracts	$252,920	$—	$—	$252,920

Liability Derivatives
Futures Contracts	$(387,822)	$—	$—	$(387,822)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$134,816,533	$3,673,515	$138,490,048
U.S. Government Agency Obligations and Instrumentalities	—	25,294,658	—	25,294,658
U.S. Treasury Obligations	—	46,615,353	—	46,615,353
Short-Term Investments	—	30,591,895	—	30,591,895
Total Investments	$—	$237,318,439	$3,673,515	$240,991,954

Asset Derivatives
Futures Contracts	$2,762	$—	$—	$2,762
Swap Agreements	—	2,874,058	—	2,874,058
Total	$2,762	$2,874,058	$—	$2,876,820

Liability Derivatives
Futures Contracts	$(222,686)	$—	$—	$(222,686)
Swap Agreements	—	(312,490)	—	(312,490)
Total	$(222,686)	$(312,490)	$—	$(535,176)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$242,609,076	$—	$242,609,076
Non-U.S. Government Agency Obligations	—	170,103,968	—	170,103,968
Sovereign Debt Obligations	—	1,424,151	—	1,424,151
U.S. Government Agency Obligations and Instrumentalities	—	187,482,229	—	187,482,229
U.S. Treasury Obligations	—	29,169,024	—	29,169,024
Short-Term Investments	7,915,575	82,760,075	—	90,675,650
Total Investments	$7,915,575	$713,548,523	$—	$721,464,098

Asset Derivatives
Futures Contracts	$783,444	$—	$—	$783,444

Liability Derivatives
Futures Contracts	$(48,422)	$—	$—	$(48,422)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$54,311,098	$—	$54,311,098
Non-U.S. Government Agency Obligations	—	34,428,731	—	34,428,731
Sovereign Debt Obligations	—	139,371	—	139,371
U.S. Government Agency Obligations and Instrumentalities	—	26,979,232	—	26,979,232
U.S. Treasury Obligations	—	2,487,909	—	2,487,909
Purchased Options	—	1,871	—	1,871
Warrants	—	—	4,108	4,108
Short-Term Investments	2,170,695	17,590,367	—	19,761,062
Total Investments	$2,170,695	$135,938,579	$4,108	$138,113,382

Asset Derivatives
Forward Contracts	$—	$32,361	$—	$32,361
Futures Contracts	177,554	—	—	177,554
Total	$177,554	$32,361	$—	$209,915

Liability Derivatives
Forward Contracts	$—	$(80,810)	$—	$(80,810)
Futures Contracts	(1,389)	—	—	(1,389)
Written Options	—	(2,011)	—	(2,011)
Total	$(1,389)	$(82,821)	$—	$(84,210)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$36,152,872	$—	$36,152,872
Corporate Debt	—	325,949,147	—	325,949,147
Short-Term Investments	17,141,988	16,980,159	—	34,122,147
Total Investments	$17,141,988	$379,082,178	$—	$396,224,166

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$66,977,446	$—	$—	$66,977,446
Corporate Debt	—	11,421,607	—	11,421,607
Non-U.S. Government Agency Obligations	—	3,758,087	—	3,758,087
U.S. Government Agency Obligations and Instrumentalities	—	9,769,877	—	9,769,877
U.S. Treasury Obligations	—	12,883,625	—	12,883,625
Short-Term Investments	—	1,231,695	—	1,231,695
Total Investments	$66,977,446	$39,064,891	$—	$106,042,337

Asset Derivatives
Futures Contracts	$4,983	$—	$—	$4,983

Liability Derivatives
Futures Contracts	$(18,693)	$—	$—	$(18,693)

Notes to Portfolio of Investments (Unaudited) (Continued)

Disciplined Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$38,564,985	$—	$—	$38,564,985
Short-Term Investments	50,058	218,422	—	268,480
Total Investments	$38,615,043	$218,422	$—	$38,833,465

Notes to Portfolio of Investments (Unaudited) (Continued)

Main Street Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$67,718,295	$696,709	*	$—	$68,415,004
Short-Term Investments	—	487,029		—	487,029
Total Investments	$67,718,295	$1,183,738		$—	$68,902,033

Notes to Portfolio of Investments (Unaudited) (Continued)

Disciplined Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$194,903,363	$—	$—	$194,903,363
Exchange-Traded Funds	1,796,670	—	—	1,796,670
Short-Term Investments	370,602	2,054,683	—	2,425,285
Total Investments	$197,070,635	$2,054,683	$—	$199,125,318

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$384,230,136	$—	$—	$384,230,136
Short-Term Investments	293,825	5,804,189	—	6,098,014
Total Investments	$384,523,961	$5,804,189	$—	$390,328,150

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Canada	$1,075,688	$—	$—	$1,075,688
China	3,381,836	1,110,587	—	4,492,423
Denmark	—	10,527,928	—	10,527,928
France	—	16,331,358	—	16,331,358
Germany	—	7,093,831	—	7,093,831
India	2,919,490	10,216,337	—	13,135,827
Israel	1,807,233	—	—	1,807,233
Italy	—	1,887,330	—	1,887,330
Japan	—	8,211,027	—	8,211,027
Netherlands	—	4,356,104	—	4,356,104
Spain	—	2,309,401	—	2,309,401
Sweden	—	9,393,472	—	9,393,472
Switzerland	—	1,418,417	—	1,418,417
United States	111,513,474	—	—	111,513,474
Short-Term Investments	1,088,843	—	—	1,088,843
Total Investments	$121,786,564	$72,855,792	$—	$194,642,356

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$1,388,075	$—	$1,388,075
Belgium	219,555	894,114	—	1,113,669
Canada	6,606,192	—	—	6,606,192
Denmark	—	142,856	—	142,856
Finland	—	2,156,867	—	2,156,867
France	—	9,915,963	—	9,915,963
Germany	—	9,161,065	—	9,161,065
Hong Kong	—	3,098,538	—	3,098,538
Ireland	417,629	644,146	—	1,061,775
Israel	295,350	—	—	295,350
Italy	23,288	92,413	—	115,701
Japan	—	17,549,578	—	17,549,578
Luxembourg	—	395,564	—	395,564
Netherlands	—	4,006,038	—	4,006,038
Norway	—	614,874	—	614,874
Republic of Korea	—	464,250	—	464,250
Singapore	—	408,699	—	408,699
Spain	—	4,095,096	—	4,095,096
Sweden	—	2,944,967	—	2,944,967
Switzerland	—	7,633,231	—	7,633,231
United Kingdom	—	20,109,381	—	20,109,381
United States	2,569,453	13,794,079	—	16,363,532
Preferred Stock*
Germany	—	175,465	—	175,465
Short-Term Investments	172,360	3,077,113	—	3,249,473
Total Investments	$10,303,827	$102,762,372	$—	$113,066,199

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Brazil	$6,075,561	$—	$—		$6,075,561
Chile	512,442	534,182	—		1,046,624
China	10,348,612	8,176,141	—		18,524,753
France	—	4,470,963	—		4,470,963
Hong Kong	—	56,960	—		56,960
India	—	17,022,014	—		17,022,014
Indonesia	—	1,625,911	—		1,625,911
Italy	214,174	1,885,710	—		2,099,884
Japan	—	2,429,805	—		2,429,805
Mexico	10,929,395	—	—		10,929,395
Netherlands	338,012	—	—		338,012
Peru	964,915	—	—		964,915
Philippines	—	1,525,212	—		1,525,212
Poland	—	622,390	—		622,390
Portugal	—	2,313,669	—		2,313,669
Republic of Korea	—	8,631,305	—		8,631,305
Russia	—	—	—	+	—
South Africa	—	1,203,039	—		1,203,039
Switzerland	—	1,687,857	—		1,687,857
Taiwan	—	15,466,354	—		15,466,354
Turkey	—	1,051,107	—		1,051,107
United Arab Emirates	—	322,760	—		322,760
United Kingdom	—	1,369,858	—		1,369,858
Preferred Stock
Brazil	986,093	—	—		986,093
Rights	1,608	—	—		1,608
Short-Term Investments	1,676,585	4,007,019	—		5,683,604
Total Investments	$32,047,397	$74,402,256	$—		$106,449,653

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
+	Represents a security at $0 value as of June 30, 2024.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semi-annual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2024, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$176,414,972	$551,439	$(12,649,707)	$(12,098,268)
Inflation-Protected and Income Fund	246,622,050	1,103,721	(6,733,817)	(5,630,096)
Core Bond Fund	774,110,529	3,283,859	(55,930,290)	(52,646,431)
Diversified Bond Fund	149,687,377	748,281	(12,322,276)	(11,573,995)
High Yield Fund	404,908,853	5,836,860	(14,521,547)	(8,684,687)
Balanced Fund	96,451,722	14,119,339	(4,528,724)	9,590,615
Disciplined Value Fund	34,645,088	5,187,898	(999,521)	4,188,377
Main Street Fund	50,545,883	19,672,386	(1,316,236)	18,356,150
Disciplined Growth Fund	141,200,036	59,886,312	(1,961,030)	57,925,282
Small Cap Opportunities Fund	333,975,395	71,792,317	(15,439,562)	56,352,755
Global Fund	100,708,105	98,465,968	(4,531,717)	93,934,251
International Equity Fund	109,725,087	13,463,429	(10,122,317)	3,341,112
Strategic Emerging Markets Fund	99,235,399	13,073,541	(5,859,287)	7,214,254

4. New Accounting Pronouncements

In December 2022, FASB issued Accounting Standards Update 2022-06, "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848" ("ASU 2022-06"). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

6. Subsequent Events

Effective August 23, 2024 (the “Termination Date”), the Main Street Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation, approved by the Trustees. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.